United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/10

Date of Reporting Period:  Six months ended 6/30/10

Item 1.                      Reports to Stockholders

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$5.72	$5.10	$7.39	$6.78	$5.88	$5.83
Income From Investment Operations:
Net investment income	0.02[2]	0.05[2]	0.07[2]	0.06[2]	0.06	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.46)	0.63	(2.20)	0.61	0.89	0.06
TOTAL FROM INVESTMENT OPERATIONS	(0.44)	0.68	(2.13)	0.67	0.95	0.11
Less Distributions:
Distributions from net investment income	(0.06)	(0.06)	(0.02)	(0.06)	(0.05)	(0.06)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.14)	—	—	—
TOTAL DISTRIBUTIONS	(0.06)	(0.06)	(0.16)	(0.06)	(0.05)	(0.06)
Net Asset Value, End of Period	$5.22	$5.72	$5.10	$7.39	$6.78	$5.88
Total Return[3]	(7.77)%	13.48%	(29.37)%	9.88%	16.21%	1.91%
Ratios to Average Net Assets:
Net expenses	1.18%[4,5]	1.18%[5]	1.18%[5]	1.18%[5]	1.15%[5]	1.15%[5]
Net investment income	0.57%[4]	0.97%	1.03%	0.85%	0.79%	0.78%
Expense waiver/reimbursement[6]	0.17%[4]	0.23%	0.14%	0.78%	1.09%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,537	$60,961	$79,706	$81,727	$16,014	$17,158
Portfolio turnover	170%	274%	307%	198%	125%	66%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.18%, 1.12%, 1.17%, 1.18%, 1.14% and 1.15% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$5.71	$5.08	$7.37	$6.76	$5.87	$5.82
Income From Investment Operations:
Net investment income	0.01[2]	0.03[2]	0.04[2]	0.04[2]	0.03	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.44)	0.64	(2.19)	0.61	0.89	0.07
TOTAL FROM INVESTMENT OPERATIONS	(0.43)	0.67	(2.15)	0.65	0.92	0.10
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.00)[3]	(0.04)	(0.03)	(0.05)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.14)	—	—	—
TOTAL DISTRIBUTIONS	(0.05)	(0.04)	(0.14)	(0.04)	(0.03)	(0.05)
Net Asset Value, End of Period	$5.23	$5.71	$5.08	$7.37	$6.76	$5.87
Total Return[4]	(7.65)%	13.27%	(29.67)%	9.64%	15.78%	1.70%
Ratios to Average Net Assets:
Net expenses	1.43%[5,6]	1.43%[6]	1.43%[6]	1.43%[6]	1.40%[6]	1.40%[6]
Net investment income	0.36%[5]	0.68%	0.67%	0.60%	0.54%	0.53%
Expense waiver/reimbursement[7]	0.19%[5]	0.23%	0.14%	0.78%	1.09%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,438	$4,756	$4,826	$9,368	$9,431	$9,005
Portfolio turnover	170%	274%	307%	198%	125%	66%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.43%, 1.37%, 1.42%, 1.42%, 1.39% and 1.40% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$922.30	$5.62
Service Shares	$1,000	$923.50	$6.82
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,018.94	$5.91
Service Shares	$1,000	$1,017.70	$7.15
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.18%
Service Shares	1.43%

Semi-Annual Shareholder Report

3

Portfolio of Investments Summary Table (unaudited)

At June 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	14.4%
Health Care	14.3%
Financials	12.4%
Industrials	12.3%
Consumer Staples	10.9%
Energy	8.5%
Consumer Discretionary	8.3%
Utilities	6.9%
Materials	3.7%
Telecommunication Services	2.1%
Cash Equivalents[2]	8.1%
Other Assets and Liabilities — Net[3]	(1.9)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Portfolio of Investments

June 30, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 93.8%
		Consumer Discretionary – 8.3%
27,100		Johnson Controls, Inc.	728,177
10,500	[1]	Kohl's Corp.	498,750
35,200	[1]	Las Vegas Sands Corp.	779,328
38,100		McDonald's Corp.	2,509,647
39,100		Omnicom Group, Inc.	1,341,130
		TOTAL	5,857,032
		Consumer Staples – 10.9%
33,235		H.J. Heinz Co.	1,436,417
21,100		Kellogg Co.	1,061,330
15,235		Mead Johnson Nutrition Co.	763,578
30,028		Nestle SA	1,448,850
18,750		PepsiCo, Inc.	1,142,813
22,800		Procter & Gamble Co.	1,367,544
11,500		Wal-Mart Stores, Inc.	552,805
		TOTAL	7,773,337
		Energy – 8.5%
31,570		Chevron Corp.	2,142,340
36,200		Exxon Mobil Corp.	2,065,934
13,500		Schlumberger Ltd.	747,090
28,500	[1]	Southwestern Energy Co.	1,101,240
		TOTAL	6,056,604
		Financials – 12.4%
54,100		Bank of America Corp.	777,417
291,100	[1]	Citigroup, Inc.	1,094,536
4,100		Goldman Sachs Group, Inc.	538,207
30,760		J.P. Morgan Chase & Co.	1,126,124
31,200		MetLife, Inc.	1,178,112
19,800		PNC Financial Services Group	1,118,700
31,400		The Travelers Cos., Inc.	1,546,450
63,110		U.S. Bancorp	1,410,508
		TOTAL	8,790,054
		Health Care – 14.3%
28,000		Abbott Laboratories	1,309,840
8,200	[1]	Amgen, Inc.	431,320
45,262		Bristol-Myers Squibb Co.	1,128,834
17,850	[1]	Celgene Corp.	907,137
10,600	[1]	Express Scripts, Inc., Class A	498,412
7,800	[1]	Genzyme Corp.	396,006
18,700	[1]	Gilead Sciences, Inc.	641,036
21,150	[1]	Hospira, Inc.	1,215,068
22,400		Johnson & Johnson	1,322,944
13,300	[1]	Medco Health Solutions, Inc.	732,564
44,050		Merck & Co., Inc.	1,540,428
		TOTAL	10,123,589
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		Industrials – 12.3%
9,900		CSX Corp.	491,337
3,900		Copa Holdings SA, Class A	172,458
8,700		Cummins, Inc.	566,631
103,300	[1]	Delta Air Lines, Inc.	1,213,775
16,700		Fluor Corp.	709,750
69,365		General Electric Co.	1,000,243
11,600		Joy Global, Inc.	581,044
10,500		Precision Castparts Corp.	1,080,660
32,400		Raytheon Co.	1,567,836
38,400		Tyco International Ltd.	1,352,832
		TOTAL	8,736,566
		Information Technology – 14.4%
7,850	[1]	Apple, Inc.	1,974,510
53,150	[1]	Cisco Systems, Inc.	1,132,627
39,400		Hewlett-Packard Co.	1,705,232
20,100		IBM Corp.	2,481,948
59,150		Microsoft Corp.	1,361,042
71,800		Oracle Corp.	1,540,828
		TOTAL	10,196,187
		Materials – 3.7%
23,700		Agnico Eagle Mines Ltd.	1,440,486
24,700		Dow Chemical Co.	585,884
6,000		Lubrizol Corp.	481,860
12,700	[1]	Stillwater Mining Co.	147,574
		TOTAL	2,655,804
		Telecommunication Services – 2.1%
286,300		Qwest Communications International, Inc.	1,503,075
		Utilities – 6.9%
48,300		American Electric Power Co., Inc.	1,560,090
44,900		Duke Energy Corp.	718,400
57,350		Southern Co.	1,908,608
14,100		Wisconsin Energy Corp.	715,434
		TOTAL	4,902,532
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,941,605)	66,594,780
		Repurchase Agreement – 8.1%
$5,703,000		Interest in $7,945,000,000 joint repurchase agreement 0.04%, dated 6/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,945,008,828 on 7/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,147,202,845. (AT COST)	5,703,000
		TOTAL INVESTMENTS — 101.9% (IDENTIFIED COST $70,644,605)[2]	72,297,780
		OTHER ASSETS AND LIABILITIES - NET — (1.9)%[3]	(1,322,929)
		TOTAL NET ASSETS — 100%	$70,974,851
Semi-Annual Shareholder Report
6

At June 30, 2010, the Fund had the following outstanding foreign exchange contract:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
7/2/2010	1,572,676 Swiss Franc	$1,459,696	$(609)

Unrealized Depreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$61,433,064	$ —	$ —	$61,433,064
International	3,712,866	1,448,850	—	5,161,716
RepurchaseAgreement	—	5,703,000	—	5,703,000
TOTAL SECURITIES	$65,145,930	$7,151,850	$ —	$72,297,780
OTHER FINANCIAL INSTRUMENTS*	$(609)	$ —	$ —	$(609)
*	Other financial instruments include a foreign exchange contract.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $70,644,605)		$72,297,780
Cash		199
Income receivable		94,694
Receivable for investments sold		4,422,386
Receivable for shares sold		12,433
TOTAL ASSETS		76,827,492
Liabilities:
Payable for investments purchased	$5,121,987
Payable for shares redeemed	696,318
Payable for foreign exchange contracts	609
Payable for distribution services fee (Note 5)	702
Accrued expenses	33,025
TOTAL LIABILITIES		5,852,641
Net assets for 13,600,544 shares outstanding		$70,974,851
Net Assets Consist of:
Paid-in capital		$86,555,581
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,644,293
Accumulated net realized loss on investments and foreign currency transactions		(17,444,440)
Undistributed net investment income		219,417
TOTAL NET ASSETS		$70,974,851
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$64,536,586 ÷ 12,368,651 shares outstanding, no par value, unlimited shares authorized		$5.22
Service Shares:
$6,438,265 ÷ 1,231,893 shares outstanding, no par value, unlimited shares authorized		$5.23

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Operations

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Dividends			$697,043
Interest			1,891
TOTAL INCOME			698,934
Expenses:
Investment adviser fee (Note 5)		$339,704
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		9,597
Transfer and dividend disbursing agent fees and expenses		23,320
Directors'/Trustees' fees		464
Auditing fees		12,149
Legal fees		2,765
Portfolio accounting fees		31,044
Distribution services fee — Service Shares (Note 5)		7,926
Printing and postage		22,675
Insurance premiums		2,145
Interest expense		1,346
Miscellaneous		1,391
TOTAL EXPENSES		548,746
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(50,336)
Waiver of administrative personnel and services fee (Note 5)	(16,956)
Waiver of distribution services fee — Service Shares (Note 5)	(700)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,686)
TOTAL WAIVERS AND REDUCTION		(69,678)
Net expenses			479,068
Net investment income			219,866
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			4,614,067
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(11,106,515)
Net realized and unrealized loss on investments and foreign currency transactions			(6,492,448)
Change in net assets resulting from operations			$(6,272,582)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$219,866	$684,044
Net realized gain on investments and foreign currency transactions	4,614,067	387,651
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(11,106,515)	7,393,138
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,272,582)	8,464,833
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(645,353)	(830,429)
Service Shares	(38,009)	(31,866)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(683,362)	(862,295)
Share Transactions:
Proceeds from sale of shares	2,392,470	21,258,652
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	67,693,209	—
Net asset value of shares issued to shareholders in payment of distributions declared	683,362	94,512
Cost of shares redeemed	(58,555,247)	(47,770,513)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,213,794	(26,417,349)
Change in net assets	5,257,850	(18,814,811)
Net Assets:
Beginning of period	65,717,001	84,531,812
End of period (including undistributed net investment income of $219,417 and $682,913, respectively)	$70,974,851	$65,717,001

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Notes to Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Clover Value Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the semi-annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended June 30, 2010, are as follows:

Net investment income*	$300,255
Net realized and unrealized loss on investments	$(4,100,080)
Net decrease in net assets resulting from operations	$(3,799,825)
*	Net investment income includes $24,070 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of June 30, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
11,511,806	$67,693,209	$4,031,199	$66,741,830	$134,435,039
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment Semi-Annual Shareholder Report
11

(a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report
12

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Payable for foreign exchange contracts	$609

The Effect of Derivative Instruments on the Statement of Operations
for the Six Months Ended June 30, 2010

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(609)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report
13

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2010		Year Ended 12/31/2009
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	334,772	$1,947,174	4,039,890	$20,634,893
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	10,976,714	64,541,563	—	—
Shares issued to shareholders in payment of distributions declared	110,505	645,353	13,415	62,646
Shares redeemed	(9,718,577)	(57,319,577)	(9,030,990)	(46,559,956)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	1,703,414	$9,814,513	(4,977,685)	$(25,862,417)
	Six Months Ended 6/30/2010		Year Ended 12/31/2009
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	75,025	$445,296	119,764	$623,759
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	535,092	3,151,646	—	—
Shares issued to shareholders in payment of distributions declared	6,508	38,009	6,809	31,866
Shares redeemed	(217,205)	(1,235,670)	(243,450)	(1,210,557)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	399,420	$2,399,281	(116,877)	$(554,932)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,102,834	$12,213,794	(5,094,562)	$(26,417,349)

4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $70,644,605. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,653,175. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,622,290 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,969,115.

At December 31, 2009, the Fund had a capital loss carryforward of $69,291,558 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$51,881,192
2017	$17,410,366

As a result of the tax-free transfer of assets from Federated Clover Value Fund II, the utilization of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the Adviser voluntarily waived $50,336 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report
14

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, FAS waived $16,956 of its fee. The net fee paid to FAS was 0.193% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, FSC voluntarily waived $700 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2010, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2010, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 1.18% and 1.43% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended June 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $314,739 and $84,317, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2010, the Fund's expenses were reduced by $1,686 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2010, were as follows:

Purchases	$130,736,979
Sales	$185,009,864

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

Semi-Annual Shareholder Report
15

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
16

Evaluation and Approval of Advisory Contract - May 2010

Federated Capital Appreciation Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report
17

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report
18

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
20

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
21

Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

25669 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$8.67	$7.25	$9.62	$9.74	$8.94	$8.87
Income From Investment Operations:
Net investment income	0.26	0.46[2]	0.45[2]	0.42[2]	0.44[2]	0.42[2]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	(0.32)	1.45	(2.32)	(0.05)	0.91	0.11
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	1.91	(1.87)	0.37	1.35	0.53
Less Distributions:
Distributions from net investment income	(0.50)	(0.49)	(0.50)	(0.49)	(0.55)	(0.46)
Net Asset Value, End of Period	$8.11	$8.67	$7.25	$9.62	$9.74	$8.94
Total Return[3]	(0.88)%	28.28%	(20.38)%	3.93%	15.76%	6.28%
Ratios to Average Net Assets:
Net expenses	1.13%[4,5]	1.13%[5]	1.13%[5]	1.13%[5]	1.10%[5]	1.01%[5]
Net investment income	6.25%[4]	6.03%	5.23%	4.38%	4.85%	4.87%
Expense waiver/reimbursement[6]	0.40%[4]	0.68%	0.38%	0.19%	0.20%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,132	$36,913	$32,549	$49,498	$61,673	$62,526
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	55%	69%	94%	68%	63%	38%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.10%, 1.12%, 1.13%, 1.13%, 1.10% and 1.00% for the six months ended June 30, 2010 and for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$991.20	$5.58
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.19	$5.66
1	Expenses are equal to the Fund's annualized net expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and the expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Semi-Annual Shareholder Report
2

Portfolio of Investments Summary Tables (unaudited)

At June 30, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	29.8%
International Fixed-Income Securities	28.7%
Domestic Fixed-Income Securities	28.1%
International Equity Securities	8.1%
Derivative Contracts[2]	(0.1)%
OtherSecurity[3]	0.1%
Cash Equivalents[4]	4.6%
Other Assets and Liabilities — Net[5]	0.7%
TOTAL	100.0%

At June 30, 2010, the Fund's sector composition6 for its equity securities was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	26.1%
Energy	14.1%
Consumer Discretionary	11.3%
Health Care	10.6%
Industrials	10.2%
Information Technology	8.8%
Telecommunication Services	5.9%
Consumer Staples	5.7%
Materials	3.8%
Utilities	3.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other Security includes purchased put options.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
3

Portfolio of Investments

June 30, 2010 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 31.1%
	Consumer Discretionary – 4.3%
1,960	Bob Evans Farms, Inc.	48,255
21,230	Comcast Corp., Class A	368,765
16,115	Cooper Tire & Rubber Co.	314,242
12,045	Foot Locker, Inc.	152,008
3,305	Garmin Ltd.	96,440
4,385	Genuine Parts Co.	172,988
13,185	Home Depot, Inc.	370,103
5,950	Leggett and Platt, Inc.	119,357
5,405	Meredith Corp.	168,258
3,085	Omnicom Group, Inc.	105,816
7,300	Regal Entertainment Group	95,192
1,270	Time Warner Cable, Inc.	66,142
3,710	Time Warner, Inc.	107,256
	TOTAL	2,184,822
	Consumer Staples – 2.2%
6,260	Archer-Daniels-Midland Co.	161,633
1,380	Kimberly-Clark Corp.	83,670
2,610	Molson Coors Brewing Co., Class B	110,560
2,395	Philip Morris International, Inc.	109,787
3,685	Procter & Gamble Co.	221,026
2,125	Reynolds American, Inc.	110,755
6,490	Wal-Mart Stores, Inc.	311,974
	TOTAL	1,109,405
	Energy – 5.3%
10,385	Chevron Corp.	704,726
12,140	ConocoPhillips	595,952
10,060	ENI S.p.A, ADR	367,693
5,655	EnCana Corp.	171,573
14,020	Santos Ltd. — ADR	149,033
3,940	Ship Finance International LTD	70,447
5,560	Tenaris SA, ADR	192,432
10,605	Total SA, ADR	473,407
	TOTAL	2,725,263
	Financials – 3.1%
6,938	Ace, Ltd.	357,168
2,825	American Express Co.	112,153
4,300	American Financial Group Inc., Ohio	117,476
7,155	Assurant, Inc.	248,278
670	Blackrock, Inc.	96,078
4,830	Chubb Corp.	241,548
9,860	Hospitality Properties Trust	208,046
4,360	The Travelers Cos, Inc.	214,730
	TOTAL	1,595,477
	Health Care – 4.0%
1,105	Abbott Laboratories	51,692
4,241	Bristol-Myers Squibb Co.	105,771
Semi-Annual Shareholder Report
4

Shares or Principal Amount		Value
12,330	Cardinal Health, Inc.	414,411
4,005	Covidien PLC	160,921
8,375	Johnson & Johnson	494,627
3,270	Lilly (Eli) & Co.	109,545
6,355	Merck & Co., Inc.	222,234
20,790	PDL BioPharma, Inc.	116,840
25,920	Pfizer, Inc.	369,619
	TOTAL	2,045,660
	Industrials – 3.9%
5,000	Cooper Industries PLC	220,000
2,050	Deere & Co.	114,144
4,855	Dover Corp.	202,891
2,720	General Dynamics Corp.	159,283
52,400	General Electric Co.	755,608
1,400	Honeywell International, Inc.	54,642
2,720	Parker-Hannifin Corp.	150,851
4,395	Tyco International Ltd.	154,836
2,860	United Parcel Service, Inc.	162,705
	TOTAL	1,974,960
	Information Technology – 3.3%
5,110	International Business Machines Corp.	630,983
3,775	Linear Technology Corp.	104,983
3,930	Microchip Technology, Inc.	109,018
25,580	Microsoft Corp.	588,596
18,620	Nokia Oyj, ADR, Class A	151,753
3,200	Qualcomm, Inc.	105,088
	TOTAL	1,690,421
	Materials – 1.5%
1,615	BHP Billiton LTD — SPON ADR	100,114
2,150	PPG Industries, Inc.	129,882
5,910	RPM International, Inc.	105,434
7,700	Rio Tinto PLC, ADR	335,720
2,055	Sonoco Products Co.	62,636
	TOTAL	733,786
	Telecommunication Services – 2.2%
23,989	AT&T, Inc.	580,294
3,615	BCE, Inc.	105,811
2,725	TELUS Corp.	98,645
2,225	Telecom Italia S.p.A, ADR	24,497
15,740	Vodafone Group PLC, ADR	325,346
	TOTAL	1,134,593
	Utilities – 1.3%
8,085	CMS Energy Corp.	118,445
6,410	DPL, Inc.	153,199
1,415	NICOR, Inc.	57,308
9,175	National Grid PLC	67,587
1,570	National Grid PLC, ADR	57,823
2,170	Northeast Utilities Co.	55,292
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
5,415		Public Service Enterprises Group, Inc.	169,652
		TOTAL	679,306
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,205,634)	15,873,693
		PREFERRED STOCKS – 6.7%
		Financials – 6.7%
375	[1]	Bank of America, 7.25%, Series L, PFD	340,500
2,820		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012	318,660
4,000		Credit Suisse 5.00% Equity Linked Notes (PNC), 10/1/2010	225,520
3,700	[1]	Credit Suisse 5.00% Equity Linked Notes (PNC), 10/15/2010	211,085
10,600		Credit Suisse 5.00% Equity Linked Notes (USB), PERCS, 11/17/2010	244,330
8,400	[1]	Credit Suisse 5.00% Equity Linked Notes (WFC), 11/17/2010	220,164
5,835	[2,3]	Goldman Sachs 5.00% Equity Linked Notes (MS)	135,920
12,400	[1]	Goldman Sachs 5.00% Mandatory Exchangeable Notes (BAC)	180,470
13,500	[1,2,3]	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (BAC UN), 11/8/2010	197,627
4,890	[1,2,3]	Goldman Sachs Group, Inc., Uncapped Tactical Exchangeable Notes, 14.50%, 8/25/2010	380,569
3,530		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013	182,995
355	[1]	Wells Fargo Co, 7.50%, Series L, PDF	330,505
18,860		XL Capital, Ltd., Conv. Pfd, 10.75%, 8/15/2011	473,952
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,697,220)	3,442,297
		Adjustable Rate Mortgages – 0.6%
$151,038		Federal Home Loan Mortgage Corp., 4.750%, 3/1/2034	160,902
131,623		Federal National Mortgage Association, 5.765%, 9/1/2037	140,220
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $279,076)	301,122
		Corporate Bonds – 6.2%
		Banking – 0.4%
100,000	[2,3]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.500%, 06/10/2019	107,295
100,000	[2,3]	Banco Cruzeiro Do Sul , Sr. Unsecd. Note, Series 144A, 8.50%, 2/20/2015	101,250
		TOTAL	208,545
		Basic Industry — Paper – 0.1%
40,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	39,850
		Broadcast Radio & TV – 0.4%
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	208,847
		Building Materials – 0.3%
150,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	152,250
		Cable & Wireless Television – 0.3%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, Series REGS, 7.500%, 01/27/2020	156,750
		Conglomerates – 0.4%
200,000		Votorantim, Series REGS, 6.625%, 9/25/2019	203,000
		Mortgage Banks – 0.3%
150,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	139,900
		Oil & Gas – 2.9%
200,000		Ecopetrol SA, Note, 7.625%, 07/23/2019	227,500
102,147		Gazprom International SA, Series REGS, 7.201%, 2/01/2020	106,064
600,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	689,250
150,000		PEMEX, Company Guarantee, Series WI, 8.000%, 5/03/2019	179,519
250,000		Petrobras, Company Guarantee, 7.875%, 3/15/2019	287,529
		TOTAL	1,489,862
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		Telecommunications & Cellular – 0.2%
$100,000	[2,3]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	99,500
		Utilities – 0.9%
260,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	286,117
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	164,266
		TOTAL	450,383
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,073,403)	3,148,887
		Governments/Agencies – 20.7%
		Sovereign – 20.7%
824,786		Argentina, Government of, Note, Series $dis, 8.28%, 12/31/2033	563,948
1,500,000		Argentina, Government of, Note, Series $GDP, 3.169%, 12/15/2035	114,375
500,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/3/2015	400,625
120,000		Brazil, Government of, Bond, 8.250%, 1/20/2034	159,900
1,350,000		Brazil, Government of, Note, 10.00%, 1/1/2017	675,775
210,667		Brazil, Government of, Note, 8.000%, 1/15/2018	245,743
200,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	269,400
300,000		Colombia, Government of, Note, 7.375%, 1/27/2017	351,750
350,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	444,500
400,000		Indonesia, Government of, Series REGS, 6.625%, 2/17/2037	420,500
400,000		Mexico, Government of, 5.875%, 2/17/2014	439,000
2,925,000		Mexico Fixed Rate Bond, Bond, Series M 20, 10.00%, 12/5/2024	282,389
1,000,000		Mexico, Government of, Note, 5.125%, 1/15/2020	1,050,368
400,000		Panama, Government of, 6.700%, 1/26/2036	445,000
386,000		Peru, Government of, 6.550%, 3/14/2037	426,530
1,720,400		Russia, Government of, Unsub., Series REGS, 7.500%, 3/31/2030	1,941,901
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 5/27/2019	114,693
300,000		Turkey, Government of, 14.000%, 9/26/2012	207,850
350,000		Turkey, Government of, 7.000%, 9/26/2016	392,000
150,000		Turkey, Government of, Note, 7.375%, 2/5/2025	169,500
350,000		Uruguay, Government of, 7.625%, 3/21/2036	408,625
100,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	120,350
1,100,000		Venezuela, Government of, 9.375%, 1/13/2034	690,250
480,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	267,984
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $10,027,212)	10,602,956
		Mortgage-Backed Securities – 2.4%
		Federal Home Loan Mortgage Corporation – 1.8%
355,651		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	381,712
150,328		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	164,716
199,211		Federal Home Loan Mortgage Corp. Pool A91791, 4.500%, 30 Year, 4/1/2040	206,573
147,067		Federal Home Loan Mortgage Corp. Pool G18264, 5.000%, 15 Year, 7/1/2023	156,917
		TOTAL	909,918
		Federal National Mortgage Association – 0.6%
307,611		Federal National Mortgage Association Pool AD1998, 5.000%, 30 Year, 1/1/2040	325,865
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,166,729)	1,235,783
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value
		Purchased PUT Options – 0.1%
1,850,000		EUR PUT/USD CALL, Strike Price $1.191, Expiration Date 11/22/2010	46,805
850,000		GBP PUT USD CALL, Strike Price $1.3675, Expiration Date 11/22/2010	7,973
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $78,650)	54,778
		MUTUAL FUND – 27.6%
2,204,064	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $13,169,657)	14,106,014
		Repurchase Agreement – 4.2%
$2,150,000		Interest in $7,945,000,000 joint repurchase agreement 0.04%, dated 6/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $7,945,008,828 on 7/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,147,202,845. (AT COST)	2,150,000
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $48,847,581)[5]	50,915,530
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	216,536
		TOTAL NET ASSETS — 100%	$51,132,066

At June 30, 2010, the Fund had the following outstanding written call option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
GBP CALL/USD PUT	November 2010	$1.5115	850,000	$(23,077)
EUR CALL/USD PUT	November 2010	$1.316	1,850,000	$(19,703)
(PREMIUMS RECEIVED $59,828)				$(42,780)

The Value of Written Call Options is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $2,448,061, which represented 4.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2010, these liquid restricted securities amounted to $2,448,061, which represented 4.8% of total net assets.
4	Affiliated company.
5	The cost of investments for federal tax purposes amounts to $48,861,712.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
8

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock:
Domestic	$12,192,446	$ —	$ —	$12,192,446
International	3,613,659	67,588	—	3,681,247
Preferred Stock:
Domestic	1,172,660	1,795,685	—	2,968,345
International	473,952	—	—	473,952
Debt Securities:
Adjustable Rate Mortgages	—	301,122	—	301,122
Corporate Bonds	—	3,148,887	—	3,148,887
Governments/Agencies	—	10,602,956	—	10,602,956
Mortgage-Backed Securities	—	1,235,783	—	1,235,783
Purchased Put Options	—	54,778	—	54,778
Mutual Fund	14,106,014	—	—	14,106,014
Repurchase Agreement	—	2,150,000	—	2,150,000
TOTAL SECURITIES	$31,558,731	$19,356,799	$ —	$50,915,530
OTHER FINANCIAL INSTRUMENTS*	$ —	$(42,780)	$ —	$(42,780)
*	Other financial instruments include written call option contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $14,106,014 of investments in an affiliated issuer (Note 5) (identified cost $48,847,581)		$50,915,530
Cash		196
Cash denominated in foreign currencies (identified cost $43,075)		42,173
Income receivable		426,243
Receivable for investments sold		148,117
Receivable for shares sold		1,863
TOTAL ASSETS		51,534,122
Liabilities:
Payable for investments purchased	$24,982
Payable for shares redeemed	308,051
Options written, at value (premium $59,828)	42,780
Payable for auditing fees	13,466
Accrued expenses	12,777
TOTAL LIABILITIES		402,056
Net assets for 6,305,578 shares outstanding		$51,132,066
Net Assets Consist of:
Paid-in capital		$86,961,106
Net unrealized appreciation of investments, written options and translation of assets and liabilities in foreign currency		2,083,878
Accumulated net realized loss on investments and foreign currency transactions		(39,323,015)
Undistributed net investment income		1,410,097
TOTAL NET ASSETS		$51,132,066
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$51,132,066 ÷ 6,305,578 shares outstanding, no par value, unlimited shares authorized		$8.11

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Statement of Operations

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Dividends (including $905,403 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $11,402)			$1,176,312
Interest			550,610
TOTAL INCOME			1,726,922
Expenses:
Investment adviser fee (Note 5)		$176,174
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		10,443
Transfer and dividend disbursing agent fees and expenses		11,830
Directors'/Trustees' fees		371
Auditing fees		13,513
Legal fees		3,496
Portfolio accounting fees		41,208
Printing and postage		17,303
Insurance premiums		2,128
Miscellaneous		2,284
TOTAL EXPENSES		353,134
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(74,408)
Waiver of administrative personnel and services fee (Note 5)	(12,161)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(7,561)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(94,130)
Net expenses			259,004
Net investment income			1,467,918
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $132,962 on investments in affiliated issuer (Note 5))			1,198,584
Net realized gain on written options			5,572
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,628,034)
Net change in unrealized appreciation of written options			17,048
Net realized and unrealized loss on investments, written options and foreign currency transactions			(2,406,830)
Change in net assets resulting from operations			$(938,912)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,467,918	$2,006,117
Net realized gain (loss) on investments, written options and foreign currency transactions	1,204,156	(2,806,830)
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	(3,610,986)	9,017,743
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(938,912)	8,217,030
Distributions to Shareholders:
Distributions from net investment income	(2,043,266)	(2,035,991)
Share Transactions:
Proceeds from sale of shares	2,920,267	5,451,180
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Equity Income Fund II	19,979,519	—
Net asset value of shares issued to shareholders in payment of distributions declared	2,043,266	2,035,991
Cost of shares redeemed	(7,741,578)	(9,303,978)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,201,474	(1,816,807)
Change in net assets	14,219,296	4,364,232
Net Assets:
Beginning of period	36,912,770	32,548,538
End of period (including undistributed net investment income of $1,410,097 and $1,985,445, respectively)	$51,132,066	$36,912,770

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Notes to Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Equity Income Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios managed by Federated Equity Management Company of Pennsylvania with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended June 30, 2010, are as follows:

Net investment income*	$1,665,291
Net realized and unrealized loss on investments and written options	$(2,223,538)
Net decrease in net assets resulting from operations	$(558,247)
*	Net investment income includes $1,562 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of June 30, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,375,696	$19,979,519	$2,070,856	$36,300,833	$56,280,352
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for Semi-Annual Shareholder Report
13

the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report
14

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2010, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to provide income and protection from extreme reductions in the market value of certain securities. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at December 31, 2009	—	$ —
Contracts written	2,700,095	73,049
Contracts bought back	(95)	(13,221)
Outstanding at June 30, 2010	2,700,000	$59,828

Written option contracts outstanding at period end are listed after the Fund's portfolio of investments.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Semi-Annual Shareholder Report
15

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Options written, at value	$42,780

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Option Contracts	Forward Currency Contracts	Total
Foreign exchange contracts	$5,572	$(16)	$5,556
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Option Contracts
Foreign exchange contracts	$17,048

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2010	Year Ended 12/31/2009
Shares sold	341,857	701,069
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Equity Income Fund II	2,375,696	—
Shares issued to shareholders in payment of distributions declared	243,536	302,076
Shares redeemed	(914,033)	(1,233,348)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,047,056	(230,203)

4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $48,861,712. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from written options was $2,053,818. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,616,097 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,562,279.

At December 31, 2009, the Fund had a capital loss carryforward of $48,687,930 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$34,144,898
2015	$5,900,988
2016	$5,924,422
2017	$2,717,622
Semi-Annual Shareholder Report
16

As a result of the tax-free transfer of assets from Federated Equity Income Fund II, the utilization of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the Adviser voluntarily waived $36,172 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2010, the Sub-Adviser earned a fee of $32,964.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, FAS waived $12,161 of its fee. The net fee paid to FAS was 0.265% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.13% (the “Fee Limit”), through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended June 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $200,961, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2010, the Adviser reimbursed $38,236. Transactions with the affiliated company during the six months ended June 30, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2010	Value	Dividend Income
Federated High Income Bond Fund II, Primary Shares	1,434,387	1,013,078	243,401	2,204,064	$14,106,014	$905,403

The Fund may invest in other affiliated open-end management companies, registered under the Act, which are managed by an affiliate of the Adviser. The Fund invests in Federated High Income Bond Fund II, which has an investment objective to seek high current income. Income distributions from Federated High Income Bond Fund II are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions from Federated High Income Bond Fund II, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Federated High Income Bond Fund II. A copy of the financial statements for Federated High Income Bond Fund II is available on the EDGAR Database on the Securities and Exchange Commission's (SEC) website or upon request from the Fund.

Semi-Annual Shareholder Report
17

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2010, the Fund's expenses were reduced by $7,561 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2010, were as follows:

Purchases	$22,969,575
Sales	$25,323,610

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	33.2%
Mexico	6.1%
Russia	5.4%
Brazil	2.9%
Argentina	2.4%
Indonesia	2.3%
Venezuela	1.9%
Turkey	1.5%
Great Britain	1.5%
Cayman Islands	1.3%
Switzerland	1.2%
Colombia	1.1%
Uruguay	1.0%
France	0.9%
Panama	0.9%
Peru	0.8%
Ireland	0.8%
Italy	0.8%
Canada	0.5%
Luxembourg	0.4%
Finland	0.3%
Philippines	0.3%
Australia	0.2%
Bermuda	0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report
18

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
19

Evaluation and Approval of Advisory Contract - May 2010

Federated Capital Income Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report
20

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Semi-Annual Shareholder Report
21

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
22

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
23

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
24

Federated Capital Income Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916108

G00433-03 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$11.45	$11.45	$11.53	$11.34	$11.36	$11.60
Income From Investment Operations:
Net investment income	0.20	0.54	0.56	0.54	0.52	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	0.28	0.03	(0.08)	0.15	(0.07)	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	0.48	0.57	0.48	0.69	0.45	0.22
Less Distributions:
Distributions from net investment income	(0.52)	(0.57)	(0.56)	(0.50)	(0.47)	(0.46)
Net Asset Value, End of Period	$11.41	$11.45	$11.45	$11.53	$11.34	$11.36
Total Return[2]	4.34%	5.21%	4.28%	6.29%	4.14%	2.03%
Ratios to Average Net Assets:
Net expenses	0.74%[3]	0.74%	0.73%	0.74%	0.72%	0.72%
Net investment income	3.35%[3]	3.64%	4.30%	4.74%	4.54%	4.16%
Expense waiver/reimbursement[4]	0.01%[3]	0.01%	0.00%[5]	0.00%[5]	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$336,922	$342,705	$393,122	$422,254	$407,704	$391,331
Portfolio turnover	70%	165%	163%	226%	217%	142%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	18%	39%	25%	53%	109%	92%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,043.40	$3.75
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Semi-Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)

At June 30, 2010, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	57.2%
U.S. Government Agency Securities	16.8%
U.S. Treasury Securities	19.5%
Non-Agency Mortgage-Backed Securities	8.0%
FDIC Guaranteed Debt	2.9%
Repurchase Agreements — Cash	2.3%
Repurchase Agreements — Collateral[2]	0.6%
Other Assets and Liabilities — Net[3]	(7.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
3

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount			Value
		U.S. Treasury Obligations – 19.5%
$1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	2,239,750
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	537,165
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,484,453
4,400,000		United States Treasury Notes, 0.875%, 4/30/2011 — 5/31/2011	4,420,605
3,000,000		United States Treasury Notes, 1.875%, 6/15/2012	3,074,883
6,000,000		United States Treasury Notes, 2.250%, 5/31/2014	6,193,238
13,000,000		United States Treasury Notes, 2.625%, 6/30/2014	13,595,491
10,000,000		United States Treasury Notes, 3.250%, 12/31/2016	10,547,091
5,000,000		United States Treasury Notes, 3.500%, 5/15/2020	5,237,500
9,576,855		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	9,814,092
5,532,615		U.S. Treasury Inflation-Protected Note, 0.500%, 4/15/2015	5,606,830
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $62,638,778)	65,751,098
		GOVERNMENT AGENCIES – 16.8%
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	4,208,464
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 — 12/7/2028	7,658,659
8,500,000		Federal Home Loan Bank System, 1.625%, 1/21/2011 — 7/27/2011	8,570,585
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,476,333
7,500,000		Federal Home Loan Mortgage Corp., 1.875%, 3/8/2013	7,552,644
5,000,000		Federal Home Loan Mortgage Corp., 2.000%, 4/27/2012	5,055,130
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,630,930
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	93,743
5,000,000		Federal National Mortgage Association, 3.000%, 9/29/2014	5,110,302
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,016,992
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,027,784
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	12,081,594
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $53,954,229)	56,483,160
		Mortgage-Backed Securities – 49.9%
		Federal Home Loan Mortgage Corporation – 25.7%
21,573,951	[1]	Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 — 7/1/2040	22,533,474
22,164,087		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 — 6/1/2040	23,569,746
26,755,959		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 — 3/1/2040	28,752,278
8,006,405		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 — 7/1/2037	8,717,709
980,980		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 — 5/1/2031	1,092,580
1,379,955		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 — 4/1/2032	1,550,254
127,591		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 — 1/1/2031	145,709
19,545		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	22,560
11,272		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 — 5/1/2025	12,901
		TOTAL	86,397,211
		Federal National Mortgage Association – 15.5%
1,705,351		Federal National Mortgage Association, 4.500%, 12/1/2019	1,817,786
12,261,488		Federal National Mortgage Association, 5.000%, 1/1/2030 — 11/1/2035	13,025,863
18,143,349		Federal National Mortgage Association, 5.500%, 11/1/2021 — 4/1/2036	19,508,396
14,734,813		Federal National Mortgage Association, 6.000%, 5/1/2014 — 3/1/2038	15,989,850
756,496		Federal National Mortgage Association, 6.500%, 6/1/2029 — 11/1/2035	840,832
779,738		Federal National Mortgage Association, 7.000%, 3/1/2015 — 4/1/2032	872,336
95,499		Federal National Mortgage Association, 7.500%, 5/1/2015 — 8/1/2031	108,465
Semi-Annual Shareholder Report
4

Principal Amount			Value
$30,209		Federal National Mortgage Association, 8.000%, 7/1/2030	34,692
		TOTAL	52,198,220
		Government National Mortgage Association – 8.7%
10,000,000	[1]	Government National Mortgage Association, 4.500%, 7/20/2040	10,394,531
2,509,721		Government National Mortgage Association, 5.000%, 7/15/2034	2,696,497
2,186,285		Government National Mortgage Association, 5.500%, 5/20/2035	2,371,521
11,179,063		Government National Mortgage Association, 6.000%, 4/15/2032 — 7/20/2038	12,238,094
1,427,626		Government National Mortgage Association, 6.500%, 12/15/2023 — 5/15/2032	1,595,811
72,259		Government National Mortgage Association, 7.500%, 10/15/2026 — 3/20/2030	82,532
3,341		Government National Mortgage Association, 8.000%, 4/15/2030	3,830
22,291		Government National Mortgage Association, 9.500%, 11/15/2016	25,107
		TOTAL	29,407,923
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $155,456,925)	168,003,354
		Collateralized Mortgage Obligations – 10.6%
2,863,837		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,564,048
1,555,012		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,482,281
1,104,699		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	1,158,297
5,243,626	[2]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.700%, 4/15/2036	5,203,125
2,110,963	[2]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.660%, 6/15/2036	2,097,219
885,373	[2]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.750%, 8/15/2036	880,859
593,293	[2]	Federal National Mortgage Association REMIC 2005-63 FC, 0.597%, 10/25/2031	586,092
1,135,345	[2]	Federal National Mortgage Association REMIC 2006-43 FL, 0.747%, 6/25/2036	1,129,128
2,633,972	[2]	Federal National Mortgage Association REMIC 2006-58 FP, 0.647%, 7/25/2036	2,615,531
3,540,325	[2]	Federal National Mortgage Association REMIC 2006-81 FB, 0.697%, 9/25/2036	3,518,672
3,805,274	[2]	Federal National Mortgage Association REMIC 2006-85 PF, 0.727%, 9/25/2036	3,770,239
1,171,066	[2]	Federal National Mortgage Association REMIC 2006-93 FM, 0.727%, 10/25/2036	1,161,910
6,646,926		Federal National Mortgage Association REMIC 396 2, 4.500%, 6/1/2039	1,469,043
4,846,444		Federal National Mortgage Association REMIC 400 2, 4.500%, 11/25/2039	1,071,136
1,020,419		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	877,339
1,808,081	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.548%, 5/19/2047	960,329
1,896,434	[3]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,922,213
2,799,720		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,521,190
1,472,605	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.483%, 1/25/2046	813,982
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,376,127)	35,802,633
		Commercial Mortgage-Backed Securities – 4.7%
3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	3,054,967
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,989,239
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,630,539
2,500,000	[4,5]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,562,792
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,286,700
2,250,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	2,279,258
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,678,090)	15,803,495
		FDIC Guaranteed Debt – 2.9%
4,600,000		Citibank NA, New York, 1.500%, 7/12/2011	4,650,072
5,000,000		General Electric Capital Corp., 3.000%, 12/9/2011	5,174,068
		TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $9,695,282)	9,824,140
Semi-Annual Shareholder Report
5

Principal Amount			Value
		Repurchase Agreements – 2.9%
$7,863,000		Interest in $7,945,000,000 joint repurchase agreement 0.04%, dated 6/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,945,008,828 on 7/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,147,202,845.	7,863,000
2,077,000	2,[6]	Interest in $9,238,000 joint repurchase agreement 0.19%, dated 6/21/2010 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $9,239,463 on 7/21/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/18/2010 and the market value of that underlying security was $9,428,255.	2,077,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	9,940,000
		TOTAL INVESTMENTS — 107.3% (IDENTIFIED COST $345,739,431)[7]	361,607,880
		OTHER ASSETS AND LIABILITIES - NET — (7.3)%[8]	(24,686,237)
		TOTAL NET ASSETS — 100%	$336,921,643
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Non-income producing security.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $2,562,792, which represented 0.8% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2010, these liquid restricted securities amounted to $2,562,792, which represented 0.8% of total net assets.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $344,760,750.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC — Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $345,739,431)		$361,607,880
Cash		959
Income receivable		1,719,149
Receivable for shares sold		471,584
TOTAL ASSETS		363,799,572
Liabilities:
Payable for investments purchased	$25,719,688
Payable for shares redeemed	1,145,135
Payable for Directors'/Trustees' fees	176
Accrued expenses	12,930
TOTAL LIABILITIES		26,877,929
Net assets for 29,522,116 shares outstanding		$336,921,643
Net Assets Consist of:
Paid-in capital		$320,546,951
Net unrealized appreciation of investments		15,868,449
Accumulated net realized loss on investments and futures contracts		(5,095,972)
Undistributed net investment income		5,602,215
TOTAL NET ASSETS		$336,921,643
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$336,921,643 ÷ 29,522,116 shares outstanding, no par value, unlimited shares authorized		$11.41

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Statement of Operations

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Interest (including income on securities loaned of $140)			$6,849,985
Expenses:
Investment adviser fee (Note 5)		$1,002,799
Administrative personnel and services fee (Note 5)		130,393
Custodian fees		13,445
Transfer and dividend disbursing agent fees and expenses		8,321
Directors'/Trustees' fees		1,233
Auditing fees		10,166
Legal fees		2,570
Portfolio accounting fees		62,731
Printing and postage		25,151
Insurance premiums		2,317
Miscellaneous		1,747
TOTAL EXPENSES		1,260,873
Waivers (Note 5):
Waiver of investment adviser fee	$(12,719)
Waiver of administrative personnel and services fee	(3,204)
TOTAL WAIVERS		(15,923)
Net expenses			1,244,950
Net investment income			5,605,035
Realized and Unrealized Gain on Investments:
Net realized gain on investments			2,258,398
Net change in unrealized appreciation of investments			6,602,187
Net realized and unrealized gain on investments			8,860,585
Change in net assets resulting from operations			$14,465,620

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,605,035	$13,262,655
Net realized gain (loss) on investments	2,258,398	(474,898)
Net change in unrealized appreciation/depreciation of investments and futures contracts	6,602,187	5,787,288
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,465,620	18,575,045
Distributions to Shareholders:
Distributions from net investment income	(15,265,110)	(18,841,259)
Share Transactions:
Proceeds from sale of shares	20,438,181	53,870,507
Net asset value of shares issued to shareholders in payment of distributions declared	15,265,110	18,841,259
Cost of shares redeemed	(40,687,009)	(122,862,515)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,983,718)	(50,150,749)
Change in net assets	(5,783,208)	(50,416,963)
Net Assets:
Beginning of period	342,704,851	393,121,814
End of period (including undistributed net investment income of $5,602,215 and $15,262,290, respectively)	$336,921,643	$342,704,851

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Notes to Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report
10

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At June 30, 2010, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Semi-Annual Shareholder Report
11

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2010	Year Ended 12/31/2009
Shares sold	1,797,400	4,754,113
Shares issued to shareholders in payment of distributions declared	1,371,528	1,711,286
Shares redeemed	(3,582,286)	(10,867,821)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(413,358)	(4,402,422)

4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $344,760,750. The net unrealized appreciation of investments for federal tax purposes was $16,847,130. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,481,443 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,634,313.

At December 31, 2009, the Fund had a capital loss carryforward of $8,591,982 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$4,543,327
2015	$1,466,786
2017	$2,581,869

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the Adviser voluntarily waived $12,719 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,204 of its fee.

Semi-Annual Shareholder Report

12

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.80% (the “Fee Limit”), through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended June 30, 2010, were as follows:

Purchases	$6,813,672
Sales	$13,275,867

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

13

Evaluation and Approval of Advisory Contract - May 2010

Federated Fund for U.S. Government Securities II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report
14

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report
15

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
16

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
17

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
18

Federated Fund for U.S. Government Securities II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916207

G00433-01 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$6.67	$5.03	$7.49	$7.85	$7.74	$8.20
Income From Investment Operations:
Net investment income	0.28[2]	0.55[2]	0.58[2]	0.55[2]	0.58[2]	0.57[2]
Net realized and unrealized gain (loss) on investments	0.01	1.78	(2.37)	(0.29)	0.20	(0.37)
TOTAL FROM INVESTMENT OPERATIONS	0.29	2.33	(1.79)	0.26	0.78	0.20
Less Distributions:
Distributions from net investment income	(0.56)	(0.69)	(0.67)	(0.62)	(0.67)	(0.66)
Net Asset Value, End of Period	$6.40	$6.67	$5.03	$7.49	$7.85	$7.74
Total Return[3]	4.45%	52.85%	(25.99)%	3.43%	10.80%	2.66%
Ratios to Average Net Assets:
Net expenses	0.78%[4]	0.78%	0.79%	0.77%	0.77%	0.75%
Net investment income	8.70%[4]	9.64%	8.96%	7.29%	7.66%	7.40%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.02%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$157,311	$168,092	$117,303	$196,470	$236,432	$248,538
Portfolio turnover	22%	33%	15%	31%	38%	33%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using average shares method.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$6.65	$5.01	$7.45	$7.81	$7.70	$8.17
Income From Investment Operations:
Net investment income	0.27[2]	0.53[2]	0.56[2]	0.53[2]	0.56[2]	0.55[2]
Net realized and unrealized gain (loss) on investments	0.01	1.78	(2.35)	(0.28)	0.20	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.28	2.31	(1.79)	0.25	0.76	0.17
Less Distributions:
Distributions from net investment income	(0.55)	(0.67)	(0.65)	(0.61)	(0.65)	(0.64)
Net Asset Value, End of Period	$6.38	$6.65	$5.01	$7.45	$7.81	$7.70
Total Return[3]	4.25%	52.47%	(26.09)%	3.19%	10.57%	2.27%
Ratios to Average Net Assets:
Net expenses	1.03%[4]	1.03%	1.04%	1.02%	1.02%	1.00%
Net investment income	8.46%[4]	9.39%	8.68%	7.04%	7.42%	7.14%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.02%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$75,161	$81,866	$55,262	$89,486	$97,175	$89,627
Portfolio turnover	22%	33%	15%	31%	38%	33%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,044.50	$3.95
Service Shares	$1,000	$1,042.50	$5.22
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.93	$3.91
Service Shares	$1,000	$1,019.69	$5.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.78%
Service Shares	1.03%

Semi-Annual Shareholder Report

3

Portfolio of Investments Summary Table (unaudited)

At June 30, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	9.9%
Media — Non-Cable	9.2%
Technology	7.5%
Industrial — Other	6.3%
Gaming	5.9%
Financial Institutions	5.7%
Consumer Products	5.4%
Retailers	5.1%
Energy	4.9%
Automotive	4.4%
Food & Beverage	4.1%
Utility — Natural Gas	4.0%
Wireless Communications	3.7%
Other[2]	21.6%
Cash Equivalents[3]	1.4%
Other Assets and Liabilities — Net[4]	0.9%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.3%
		Aerospace/Defense – 1.5%
$600,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	591,000
575,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	549,125
650,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	593,125
325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	202,313
275,000	[1,2]	ManTech International Corp., Sr. Note, 7.25%, 4/15/2018	279,125
518,656	[1,2]	Sequa Corp., Sr. Deb., 13.50%, 12/1/2015	510,876
700,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	705,250
		TOTAL	3,430,814
		Automotive – 4.4%
450,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	492,750
100,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	103,500
375,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	399,375
425,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	430,312
1,150,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.048%, 1/13/2012	1,118,375
275,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	281,395
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	247,638
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	413,282
2,425,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,484,117
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	255,762
2,400,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	714,000
100,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	100,750
100,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	100,750
275,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	280,500
250,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	258,750
1,125,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,140,469
1,375,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,388,750
		TOTAL	10,210,475
		Building Materials – 1.8%
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	296,250
575,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	635,375
1,175,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	722,625
296,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	281,570
900,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, Series 144A, 10.50%, 12/15/2015	931,500
626,111		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	655,851
600,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	630,000
		TOTAL	4,153,171
		Chemicals – 3.4%
175,000		Ashland, Inc., Company Guarantee, 9.125%, 6/1/2017	192,500
100,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2018	102,000
100,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 7.125%, 5/1/2020	102,750
1,225,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1,384,250
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	333,734
675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	612,563
625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	593,750
700,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	616,000
625,000	[1,2]	Huntsman International LLC, Sr. Sub., Series 144A, 8.625%, 3/15/2020	579,688
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
$400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	406,000
664,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	677,280
300,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	312,000
625,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	653,125
450,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	451,125
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	640,851
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	223,192
		TOTAL	7,880,808
		Construction Machinery – 0.5%
250,000	[1,2]	Case New Holland, 7.875%, 12/1/2017	253,125
575,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	574,281
250,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	269,375
		TOTAL	1,096,781
		Consumer Products – 5.4%
1,175,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	1,169,125
786,195		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	758,678
425,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	423,938
725,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, Series 144A, 9.75%, 12/1/2016	754,000
875,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	861,875
550,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	567,875
875,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	897,969
1,575,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,582,875
275,000	[1,2]	Libbey, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	286,000
382,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	424,020
1,300,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,309,750
1,086,500		Spectrum Brands, Inc., Bond, PIK, 12.00%, 8/28/2019	1,189,717
250,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	258,125
2,050,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	2,080,750
		TOTAL	12,564,697
		Energy – 4.9%
925,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	675,250
1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	876,750
725,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	710,500
925,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	937,719
475,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	527,250
200,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	191,500
225,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	229,500
450,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	428,625
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	638,625
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	261,450
750,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	727,500
900,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	891,000
525,000		Linne Energy LLC, Company Guarantee, 11.75%, 5/15/2017	598,500
400,000	[1,2]	Linne Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	411,500
1,225,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	1,194,375
600,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	492,000
450,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	454,482
325,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	309,562
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
$825,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	841,500
		TOTAL	11,397,588
		Entertainment – 1.2%
800,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	808,000
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	0
125,000	[1,2]	Live Nation, Inc., Sr. Note, Series 144A, 8.125%, 5/15/2018	121,875
325,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	328,250
625,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	631,250
850,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	871,250
		TOTAL	2,760,625
		Environmental – 0.1%
300,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	360,375
		Financial Institutions – 5.4%
1,200,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	1,222,500
825,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	838,406
844,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	782,810
700,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	686,000
575,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	590,813
3,500,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	3,167,500
600,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	570,000
2,100,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	1,995,000
725,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	663,375
500,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	528,750
1,800,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,575,000
		TOTAL	12,620,154
		Food & Beverage – 4.1%
1,425,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,446,375
500,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.844%, 2/1/2015	462,500
500,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	503,750
750,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	705,000
425,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	438,812
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	922,500
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	628,500
150,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	153,750
1,306,000	[1,2]	Reddy Ice Corp., Sr. Secd. Note, Series 144A, 13.25%, 11/1/2015	1,266,820
550,000	[1,2]	Reddy Ice Group, Inc., Sr. Secd. Note, Series 144A, 11.25%, 3/15/2015	569,250
425,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	423,141
825,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	792,000
350,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	389,375
700,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	728,000
		TOTAL	9,429,773
		Gaming – 5.9%
650,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	620,750
1,050,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	1,105,125
711,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	715,444
900,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	891,000
1,325,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,401,187
1,050,000	[3,4],5	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
1,175,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	932,656
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
$290,593	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	91,900
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,051,875
275,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	219,313
2,625,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,080,312
100,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	109,250
200,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	221,500
200,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	231,500
225,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, Series 144A, 9.00%, 3/15/2020	232,313
800,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	800,000
325,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	325,406
150,000	[1,2]	Pinnacle Entertainment, Inc., Sr. Sub. Note, Series 144A, 8.75%, 5/15/2020	139,688
600,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	573,000
875,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	802,261
650,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	585,000
475,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	511,219
		TOTAL	13,640,699
		Health Care – 9.9%
700,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	693,000
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,006,688
450,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	454,500
225,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	235,688
2,250,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,446,875
225,000	[1,2]	BioScrip, Inc., Sr. Note, Series 144A, 10.25%, 10/1/2015	223,875
1,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	994,375
600,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	653,250
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	623,500
4,265,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	4,574,212
400,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	393,000
900,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	904,500
1,250,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,253,125
1,050,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	1,055,250
1,050,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,055,250
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.134%, 6/1/2015	211,250
950,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	940,500
1,795,625		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,822,559
1,075,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,037,375
1,075,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,090,206
1,438,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,472,152
		TOTAL	23,141,130
		Industrial - Other – 6.3%
950,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	954,750
600,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	604,500
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	275,688
475,000	[1,2]	Aquilex Holdings, Sr. Note, Series 144A, 11.125%, 12/15/2016	477,375
800,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	590,000
475,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	494,000
500,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	530,000
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	509,906
550,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	537,625
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
$600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	598,500
300,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.666%, 4/1/2015	269,250
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	870,625
975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	981,094
650,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	646,750
300,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2019	310,500
575,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., Series 144A, 10.50%, 5/15/2020	641,125
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,063,750
575,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	565,656
575,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	507,438
575,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	608,781
400,000	[1,2]	Rexnord, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	390,000
725,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	748,562
875,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	857,500
350,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	362,250
150,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	153,000
		TOTAL	14,548,625
		Media - Cable – 1.5%
175,000	[1,2]	Charter Communications Holdings II, Company Guarantee, Series 144A, 7.875%, 4/30/2018	176,750
553,391		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	647,467
100,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	102,750
250,000	[1,2]	Insight Communication Co., Sr. Note, 9.375%, 7/15/2018	250,000
1,050,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,093,313
125,000		Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	136,250
1,075,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	1,140,844
		TOTAL	3,547,374
		Media - Non-Cable – 9.1%
1,320,743		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	534,901
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	319,281
50,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	51,625
125,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-A, 9.25%, 12/15/2017	125,000
850,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-B, 9.25%, 12/15/2017	858,500
975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	960,375
1,575,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	11,813
250,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	256,875
1,425,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,524,750
2,625,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,684,062
775,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	858,312
975,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	928,687
275,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, Series 144A, 7.875%, 4/15/2018	275,688
300,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	285,750
100,000	[1,2]	Lin TV Corp., Sr. Note, 8.375%, 4/15/2018	100,000
1,075,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	1,150,250
1,300,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,192,750
976,503	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK, 0.50%/7.00%, 1/15/2014	873,970
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	313,250
375,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	359,063
700,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	768,250
825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	905,437
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
$550,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	541,750
400,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	395,000
700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	689,500
750,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	742,500
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,667,656
996,980	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	834,971
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	134,688
800,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	878,000
		TOTAL	21,222,654
		Metals & Mining – 0.0%
750,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	7,482
625,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	7,031
		TOTAL	14,513
		Packaging & Containers – 2.4%
325,000	[1,2]	Berry Plastics Corp., Sr. Secd. 2nd Priority Note, Series 144A, 9.50%, 5/15/2018	299,000
1,300,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,257,750
100,000	[1,2]	Bway Holding Co., Sr. Note, Series 144a, 10.00%, 6/15/2018	104,750
1,125,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	1,172,812
275,000	[1,2]	Crown Americas, LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	286,000
725,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	717,750
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	129,375
625,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	616,406
975,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	957,938
		TOTAL	5,541,781
		Paper – 2.1%
825,000	[1,2]	Boise Cascade Corp., Sr. Note, Series 144A, 9.00%, 11/1/2017	853,875
175,000	[1,2]	Boise Paper Holdings, LLC, 8.00%, 4/1/2020	175,438
300,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	300,000
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	193,594
125,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	131,250
1,525,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,559,312
275,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	250,937
800,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	862,000
575,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	632,805
		TOTAL	4,959,211
		Restaurants – 0.7%
1,125,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	1,130,625
725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.037%, 3/15/2014	621,688
		TOTAL	1,752,313
		Retailers – 5.1%
893,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,019,136
750,000	[1,2]	Express, LLC, Sr. Note, 8.75%, 3/1/2018	766,875
1,425,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	1,314,562
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	251,250
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	784,813
225,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	217,125
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	119,375
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	241,875
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	193,500
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
$450,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	405,000
600,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	603,000
700,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	652,750
1,425,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,531,875
175,000	[1,2]	Susser Holdings Corp., Sr. Note, Series 144A, 8.50%, 5/15/2016	175,875
1,575,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,610,437
1,125,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	1,234,688
825,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	779,625
		TOTAL	11,901,761
		Services – 3.3%
350,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	349,125
850,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	771,375
850,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	867,000
35,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	35,875
1,250,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,262,500
1,100,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	1,023,000
425,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	442,000
1,400,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,431,500
1,475,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,489,750
		TOTAL	7,672,125
		Technology – 7.5%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,313,125
525,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 12/15/2017	525,000
775,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	778,875
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,374,750
725,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	554,625
131,169		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	118,052
400,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	367,000
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,066,938
1,125,000	[1,2]	GXS WORLDWIDE INC., Sr. Secd. Note, Series 144A, 9.75%, 6/15/2015	1,080,000
600,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	597,000
500,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, Series 144A, 10.50%, 4/15/2018	511,250
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,149,000
780,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	819,000
575,000	[1,2]	SSI Investments II Ltd., Sr. Note, Series 144A, 11.125%, 6/1/2018	586,500
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	950,625
569,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.791%, 4/1/2012	539,839
1,000,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,027,500
425,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	456,344
1,425,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,478,437
1,000,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	1,130,000
450,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	488,250
575,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	623,875
		TOTAL	17,535,985
		Transportation – 0.8%
500,000	[1,2]	Avis Budget Group, Inc., Sr. Note, Series 144A, 9.625%, 3/15/2018	507,500
75,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	77,812
750,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	763,125
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	414,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
$150,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	150,000
		TOTAL	1,912,437
		Utility - Electric – 2.2%
725,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	504,781
950,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	665,000
282,218	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	276,895
1,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	997,500
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,114,454
1,575,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	1,047,375
700,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	465,500
		TOTAL	5,071,505
		Utility - Natural Gas – 4.0%
1,250,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,250,000
1,000,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,003,750
1,175,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,128,000
1,550,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,534,500
450,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	434,250
600,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	609,000
925,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	943,500
925,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	957,375
375,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	399,375
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	729,375
250,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	254,375
		TOTAL	9,243,500
		Wireless Communications – 3.7%
575,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	645,437
375,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	368,438
950,000	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	936,937
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	422,875
1,650,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,707,750
1,575,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,504,125
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,774,500
1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,173,250
		TOTAL	8,533,312
		Wireline Communications – 0.1%
125,000	[1,2]	TW Telecom, Inc., Sr. Note, Series 144A, 8.00%, 3/1/2018	128,125
		TOTAL CORPORATE BONDS (IDENTIFIED COST $228,040,186)	226,272,311
		COMMON STOCKS – 0.1%
		Consumer Products – 0.0%
580	[1,3,5]	Sleepmaster LLC	6
		Media - Non-Cable – 0.1%
13,000	[3]	Dex One Corp.	247,000
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	508
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,892,902)	247,514
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		PREFERRED STOCK – 0.3%
		Financial Institutions – 0.3%
868	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $273,346)	674,734
		Warrant – 0.0%
		Media - Non-Cable – 0.0%
4,381	[3],5	Readers Digest Association, Inc., Warrants (IDENTIFIED COST $0)	0
		Repurchase Agreement – 1.4%
$3,249,000		Interest in $7,945,000,000 joint repurchase agreement 0.04%, dated 6/30/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $7,945,008,828 on 7/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,147,202,845. (AT COST)	3,249,000
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $234,455,434)[6]	230,443,559
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[7]	2,029,039
		TOTAL NET ASSETS — 100%	$232,472,598
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $72,768,827, which represented 31.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2010, these liquid restricted securities amounted to $71,384,063, which represented 30.7% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $233,965,212.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
13

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$226,272,311	$ —	$226,272,311
Equity Securities:
Common Stock
Domestic	247,000	—	6	247,006
International	—	—	508	508
Preferred Stock
Domestic	—	674,734	—	674,734
Warrant	—	—	—	—
Repurchase Agreement	—	3,249,000	—	3,249,000
TOTAL SECURITIES	$247,000	$230,196,045	$514	$230,443,559

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investment in Equity — Domestic Securities	Investment in Equity — International Securities
Balance as of January 1, 2010	$ —	$52,006	$517
Change in unrealized appreciation (depreciation)	(5,906)	1,415,649	(9)
Net purchases (sales)	—	(55,977)	—
Realized gain (loss)	—	(1,411,672)	—
Transfer in and/or out of Level 3	5,906[1]	—	—
Balance as of June 30, 2010	$ —	$6	$508
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2010.	$(5,906)	$ —	$(9)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $234,455,434)		$230,443,559
Income receivable		4,513,609
Receivable for investments sold		175,547
Receivable for shares sold		15,641
Prepaid expenses		9,027
TOTAL ASSETS		235,157,383
Liabilities:
Payable for investments purchased	$771,770
Payable for shares redeemed	1,882,330
Bank overdraft	15,603
Payable for Directors'/Trustees' fees	107
Payable for distribution services fee (Note 5)	14,975
TOTAL LIABILITIES		2,684,785
Net assets for 36,370,086 shares outstanding		$232,472,598
Net Assets Consist of:
Paid-in capital		$290,708,407
Net unrealized depreciation of investments		(4,011,875)
Accumulated net realized loss on investments		(64,778,133)
Undistributed net investment income		10,554,199
TOTAL NET ASSETS		$232,472,598
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
Net asset value per share ($157,311,300 ÷ 24,585,302 shares outstanding), no par value, unlimited shares authorized		$6.40
Service Shares:
Net asset value per share ($75,161,298 ÷ 11,784,784 shares outstanding), no par value, unlimited shares authorized		$6.38

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Statement of Operations

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Interest			$11,603,073
Dividends			32,031
TOTAL INCOME			11,635,104
Expenses:
Investment adviser fee (Note 5)		$736,047
Administrative personnel and services fee (Note 5)		95,705
Custodian fees		6,674
Transfer and dividend disbursing agent fees and expenses		15,744
Directors'/Trustees' fees		729
Auditing fees		13,018
Legal fees		3,207
Portfolio accounting fees		55,181
Distribution services fee-Service Shares (Note 5)		100,073
Printing and postage		24,706
Insurance premiums		2,278
Miscellaneous		1,864
TOTAL EXPENSES		1,055,226
Waiver of administrative personnel and services fee (Note 5)	$(2,350)
Net expenses			$1,052,876
Net investment income			10,582,228
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(5,516,715)
Net change in unrealized depreciation of investments			5,350,241
Net realized and unrealized loss on investments			(166,474)
Change in net assets resulting from operations			$10,415,754

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,582,228	$20,282,481
Net realized loss on investments	(5,516,715)	(12,481,070)
Net change in unrealized appreciation/depreciation of investments	5,350,241	80,639,303
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,415,754	88,440,714
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(13,679,804)	(15,070,076)
Service Shares	(6,749,782)	(6,422,903)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,429,586)	(21,492,979)
Share Transactions:
Proceeds from sale of shares	47,284,829	85,453,515
Net asset value of shares issued to shareholders in payment of distributions declared	19,640,199	20,423,110
Cost of shares redeemed	(74,396,905)	(95,430,728)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,471,877)	10,445,897
Change in net assets	(17,485,709)	77,393,632
Net Assets:
Beginning of period	249,958,307	172,564,675
End of period (including undistributed net investment income of $10,554,199 and $20,401,557, respectively)	$232,472,598	$249,958,307

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
17

Notes to Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report
18

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 5/1/2008	$1,196,729	$1,384,250
Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006	$737,477	$0
Sleepmaster LLC	12/23/2004	$0	$6
Royal Oak Mines, Inc.	7/31/1998 - 2/24/1999	$2,557	$508
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$590,616	$0
Semi-Annual Shareholder Report
19

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2010		Year Ended 12/31/2009
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	3,966,718	$26,095,043	8,043,612	$43,920,111
Shares issued to shareholders in payment of distributions declared	2,039,623	12,890,417	3,083,746	14,000,206
Shares redeemed	(6,608,062)	(43,166,129)	(9,256,261)	(52,345,869)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(601,721)	$(4,180,669)	1,871,097	$5,574,448
	Six Months Ended 6/30/2010		Year Ended 12/31/2009
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,231,798	$21,189,786	7,570,287	$41,533,404
Shares issued to shareholders in payment of distributions declared	1,071,394	6,749,782	1,417,860	6,422,904
Shares redeemed	(4,830,846)	(31,230,776)	(7,710,408)	(43,084,859)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(527,654)	$(3,291,208)	1,277,739	$4,871,449
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,129,375)	$(7,471,877)	3,148,836	$10,445,897

4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $233,965,212. The net unrealized depreciation of investments for federal tax purposes was $3,521,653. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,773,920 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,295,573.

At December 31, 2009, the Fund had a capital loss carryforward of $56,854,764 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$32,328,794
2011	$5,944,935
2013	$50,909
2014	$948,345
2016	$4,402,143
2017	$13,179,638

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report
20

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,350 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2010, FSC retained $160 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.85% and 1.10% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations and (in-kind contributions), for the six months ended June 30, 2010, were as follows:

Purchases	$54,011,890
Sales	$72,559,723

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
21

Evaluation and Approval of Advisory Contract - May 2010

Federated High Income Bond Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report
22

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report
23

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
24

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
25

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
26

Federated High Income Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

G00433-02 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$12.69	$9.80	$18.82	$16.46	$14.52	$13.07
Income From Investment Operations:
Net investment income (loss)	(0.01)	(0.00)[2,3]	(0.02)[2]	(0.03)[2]	(0.06)[2]	(0.07)[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.72)	2.89	(7.27)	3.34	2.21	1.54
TOTAL FROM INVESTMENT OPERATIONS	(0.73)	2.89	(7.29)	3.31	2.15	1.47
Less Distributions:
Distributions from net investment income	(0.01)	—	(0.05)	—	—	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	(1.68)	(0.95)	(0.21)	(0.02)
TOTAL DISTRIBUTIONS	(0.01)	—	(1.73)	(0.95)	(0.21)	(0.02)
Net Asset Value, End of Period	$11.95	$12.69	$9.80	$18.82	$16.46	$14.52
Total Return[4]	(5.75)%	29.49%	(41.79)%	21.04%	14.88%	11.24%
Ratios to Average Net Assets:
Net expenses	1.53%[5,6]	1.53%[6]	1.53%[6]	1.53%[6]	1.50%	1.50%
Net investment income (loss)	(0.12)%[5]	(0.00)%[7]	(0.14)%	(0.15)%	(0.40)%	(0.52)%
Expense waiver/reimbursement[8]	0.21%[5]	0.31%	0.39%	0.32%	0.48%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,143	$65,698	$37,588	$61,696	$34,937	$40,202
Portfolio turnover	28%	100%	71%	67%	58%	67%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53% and 1.53% for the six months ended June 30, 2010, and for the years ended December 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	Represents less than 0.01%.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$12.51	$9.69	$18.61	$16.34	$14.45	$13.05
Income From Investment Operations:
Net investment income (loss)	(0.02)	(0.03)[2]	(0.05)[2]	(0.07)[2]	(0.10)[2]	(0.10)[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.70)	2.85	(7.19)	3.29	2.20	1.52
TOTAL FROM INVESTMENT OPERATIONS	(0.72)	2.82	(7.24)	3.22	2.10	1.42
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	(1.68)	(0.95)	(0.21)	(0.02)
Net Asset Value, End of Period	$11.79	$12.51	$9.69	$18.61	$16.34	$14.45
Total Return[3]	(5.76)%	29.10%	(41.91)%	20.63%	14.60%	10.88%
Ratios to Average Net Assets:
Net expenses	1.78%[4,5]	1.78%[5]	1.78%[5]	1.78%[5]	1.75%	1.75%
Net investment income (loss)	(0.37)%[4]	(0.27)%	(0.37)%	(0.40)%	(0.64)%	(0.77)%
Expense waiver/reimbursement[6]	0.21%[4]	0.31%	0.39%	0.32%	0.48%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,474	$94,374	$62,180	$77,516	$66,714	$53,792
Portfolio turnover	28%	100%	71%	67%	58%	67%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78% and 1.78% for the six months ended June 30, 2010, and for the years ended December 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$942.50	$7.37
Service Shares	$1,000	$942.40	$8.57
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.21	$7.65
Service Shares	$1,000	$1,015.97	$8.90
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.53%
Service Shares	1.78%

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At June 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	20.9%
Financials	19.2%
Industrials	18.0%
Information Technology	16.3%
Consumer Discretionary	9.6%
Materials	8.3%
Consumer Staples	4.1%
Telecommunication Services	1.8%
Energy	1.2%
Utilities	1.0%
Securities Lending Collateral[2]	6.4%
Cash Equivalents[3]	2.6%
Other Assets and Liabilities — Net[4]	(9.4)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

June 30, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 100.0%
		Consumer Discretionary – 9.5%
20,074	[1]	ATA, Inc., ADR	56,810
7,528	[2,3]	B2W Companhia Global Do Varejo, GDR	250,908
1,848	[1]	Bed Bath & Beyond, Inc.	68,524
64,921		Bharat Forge Ltd.	401,918
68,793		Cia Hering	1,791,286
3,126	[1]	Dick's Sporting Goods, Inc.	77,806
5,606		Foot Locker, Inc.	70,748
411,900	[1]	Ford Motor Co.	4,151,952
6,300		Gentex Corp.	113,274
172,736		Golden Eagle Retail Group Ltd.	362,399
4,600	[1]	Kohl's Corp.	218,500
661,247	[1]	L'Occitane International SA	1,441,906
23,501	[1]	Lincoln Educational Services	483,886
10,700		Lowe's Cos., Inc.	218,494
49,779		National CineMedia, Inc.	829,318
174,999		New World Department Store China	158,997
19,200	[1]	O'Reilly Automotive, Inc.	913,152
237,448		Parkson Retail Group Ltd.	400,831
27,700	[1]	Penn National Gaming, Inc.	639,870
2,454		PetSmart, Inc.	74,037
5,830		Phillips Van Heusen Corp.	269,754
140,262		Restoque Comercio e Confeccoes de Roupas SA	585,914
8,648		SEB — Sistema Educacional Brasileiro SA	84,803
593,514	[1]	Sands China Ltd.	871,220
1,481		Target Corp.	72,821
297,226	[1]	Wynn Macau Ltd.	486,256
39,584	[1]	Yoox SpA	272,840
		TOTAL	15,368,224
		Consumer Staples – 4.1%
7,855		Drogasil SA	150,137
143,175	[1]	Grupo Comercial Chedraui SA, de C.V.	374,182
336,956	[1]	Hypermarcas SA	4,327,224
36,751		Philip Morris International, Inc.	1,684,666
		TOTAL	6,536,209
		Energy – 1.2%
8,382		Canadian Natural Resources Ltd.	278,534
9,875	[1]	Concho Resources, Inc.	546,384
14,000	[1]	Dresser-Rand Group, Inc.	441,700
4,300		Halliburton Co.	105,565
2,100		Schlumberger Ltd.	116,214
14,049		Suncor Energy, Inc.	413,602
		TOTAL	1,901,999
		Financials – 19.2%
27,550		American Express Co.	1,093,735
51,900	[1]	Amil Participacoes SA	421,238
86,554		BR Malls Participacoes	1,126,880
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
162,200		Bank of America Corp.	2,330,814
54,800		Bank of New York Mellon Corp.	1,353,012
188,250		Brasil Brokers Participacoes	606,989
603,480	[1]	CETIP SA	4,750,942
1,413	[1]	CETIP SA	11,124
10,843		CNinsure, Inc., ADR	281,267
818,742		Chimera Investment Corp.	2,955,659
10,644		Greenhill & Co., Inc.	650,668
46,696		Housing Development Finance Corp. Ltd.	2,943,729
16,275	[1]	IFM Investments Ltd., ADR	85,118
85,600		J.P. Morgan Chase & Co.	3,133,816
35,061		LPS Brasil Cons De Imoveis	446,372
2,662,906	[1]	Metro Pacific Corp.	157,352
13,500		Moody's Corp.	268,920
85,100		Morgan Stanley	1,975,171
49,378		Multiplan Empreendimentos Imobiliarios SA	903,029
627,256		PT Bank Central Asia	405,468
42,903		Power Finance Corp.	274,244
42,555		Rural Electrification Corp. Ltd.	276,487
37,200		State Street Corp.	1,258,104
29,465		Two Harbors Investment Co.	243,086
90,950		Wells Fargo & Co.	2,328,320
24,070		Willis Group Holdings PLC	723,304
		TOTAL	31,004,848
		Health Care – 20.6%
217,255	[1]	Alkermes, Inc.	2,704,825
23,520		Allergan, Inc.	1,370,275
34,186	[1,4]	Athenahealth, Inc.	893,280
86,384	[1]	Auxilium Pharmaceutical, Inc.	2,030,024
70,726	[1]	Bellus Health, Inc.	8,487
52,750	[1]	BioMarin Pharmaceutical, Inc.	1,000,140
11,969	[1]	Cepheid, Inc.	191,743
5,076	[1]	Chindex International, Inc.	63,602
40,600	[1]	Conceptus, Inc.	632,548
49,676	[1]	Corcept Therapeutics, Inc.	154,989
17,387	[1]	Corcept Therapeutics, Inc.	54,247
160,600	[1]	Cubist Pharmaceuticals, Inc.	3,308,360
123,638	[1]	Dexcom, Inc.	1,429,255
55,710		Dishman Pharmaceuticals & Chemicals Ltd.	256,956
12,890	[1]	Durect Corp.	31,323
353,100	[1]	Dyax Corp.	801,537
186,950	[1]	Endologix, Inc.	846,884
46,400	[1]	Express Scripts, Inc., Class A	2,181,728
13,418		Hikma Pharmaceuticals PLC	142,258
24,500	[1]	Human Genome Sciences, Inc.	555,170
55,500	[1]	Illumina, Inc.	2,415,915
59,800	[1]	Insulet Corp.	899,990
26,200	[1]	Isis Pharmaceuticals, Inc.	250,734
7,800	[1]	LifeWatch AG	92,396
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
26,417	[1]	Masimo Corp.	628,989
17,300		Merck & Co., Inc.	604,981
45,400	[1,4]	Mylan Laboratories, Inc.	773,616
34,650	[1]	Nektar Therapeutics	419,265
1,250	[1]	NuVasive, Inc.	44,325
43,353		Piramal Healthcare Ltd.	445,039
127,431	[1]	Progenics Pharmaceuticals, Inc.	698,322
75,113	[1,4]	Protalix Biotherapeutics, Inc.	458,940
12,600	[1]	Regeneron Pharmaceuticals, Inc.	281,232
64,358	[1]	Repligen Corp.	206,589
21,844	[1]	Savient Pharmaceuticals, Inc.	275,234
69,800	[1]	Seattle Genetics, Inc.	836,902
4,800		Sinopharm Medicine Holding Co., Ltd.	17,502
29,535	[1]	Somaxon Pharmaceuticals, Inc.	106,326
66,710	[1]	Threshold Pharmaceuticals, Inc.	83,388
161,031	[1]	Vical, Inc.	499,196
26,500	[1]	Vivus, Inc.	254,400
184,300	[1]	Warner Chilcott PLC	4,211,255
4,900	[1]	Watson Pharmaceuticals, Inc.	198,793
		TOTAL	33,360,960
		Industrials – 18.0%
13,750		3M Co.	1,086,112
30,174		Bharat Heavy Electricals Ltd.	1,586,979
24,800		CLARCOR, Inc.	880,896
18,550		CSX Corp.	920,637
9,092		Caterpillar, Inc.	546,156
9,700	[1]	Copart, Inc.	347,357
11,861	[1]	CoStar Group, Inc.	460,207
26,100	[1]	Covanta Holding Corp.	432,999
46,588		Crompton Greaves Ltd.	254,342
22,263		Cummins, Inc.	1,449,989
19,800		Danaher Corp.	734,976
13,544	[1]	DigitalGlobe, Inc.	356,207
6,289	[1]	Douglas Dynamics, Inc.	72,324
59,496		Expeditors International Washington, Inc.	2,053,207
34,100		FedEx Corp.	2,390,751
31,568	[1]	GeoEye, Inc.	983,028
20,152	[4]	IESI-BFC Ltd.	405,257
9,970	[1]	IHS, Inc., Class A	582,447
280,102	[1,4]	Jet Blue Airways Corp.	1,537,760
8,101		Joy Global, Inc.	405,779
11,343	[1]	KAR Auction Services, Inc.	140,313
8,160		L-3 Communications Holdings, Inc.	578,054
109,227		Max India Ltd.	359,374
13,300		Norfolk Southern Corp.	705,565
9,800		Precision Castparts Corp.	1,008,616
16,350		Rockwell Collins	868,676
80,800	[1]	Ryanair Holdings PLC, ADR	2,188,872
21,840	[1]	UAL Corp.	449,030
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
16,600		Union Pacific Corp.	1,153,866
21,300		United Technologies Corp.	1,382,583
85,700	[1]	Verisk Analytics, Inc.	2,562,430
6,000		Wabtec Corp.	239,340
		TOTAL	29,124,129
		Information Technology – 16.3%
50,800	[1]	Advanced Micro Devices, Inc.	371,856
40,589	[1]	Akamai Technologies, Inc.	1,646,696
140,525	[1]	Amadeus IT Holding SA	2,210,130
36,751	[1]	Avago Technologies Ltd.	773,976
15,800	[1]	BMC Software, Inc.	547,154
19,400	[1,4]	Blackboard, Inc.	724,202
121,000		CIELO SA	1,018,947
18,800	[1]	Check Point Software Technologies Ltd.	554,224
71,300	[1]	Comverse Technology, Inc.	556,140
7,208	[1]	DG Fastchannel, Inc.	234,836
2,400	[1,4]	First Solar, Inc.	273,192
2,323	[1]	Google, Inc.	1,033,619
215,595	[1]	Inotera Memories, Inc.	119,775
15,800	[4]	Mastercard, Inc.	3,152,574
42,300	[4]	Microchip Technology, Inc.	1,173,402
206,700	[1]	Micron Technology, Inc.	1,754,883
105,133	[1]	Microsemi Corp.	1,538,096
26,700		Microsoft Corp.	614,367
65,000	[1]	NCR Corp.	787,800
53,567	[1]	NIC, Inc.	343,364
42,500	[1]	NVIDIA Corp.	433,925
7,986	[1]	NetApp, Inc.	297,958
162,600	[1]	ON Semiconductor Corp.	1,037,388
16,300		Qualcomm, Inc.	535,292
17,478	[1,4]	QuinStreet, Inc.	201,172
29,400	[1]	RADWARE Ltd.	601,818
97,350		Redecard SA	1,375,304
5,211	[1]	Rubicon Technology, Inc.	155,236
16,800	[1]	Smart Modular Technologies (WWH), Inc.	98,280
78,500	[1]	TNS, Inc.	1,369,040
108,525	[1]	Telecity Group PLC	646,385
10,979	[1]	Trina Solar Ltd., ADR	189,717
		TOTAL	26,370,748
		Materials – 8.3%
24,900		Barrick Gold Corp.	1,130,709
19,600		Dow Chemical Co.	464,912
13,687		Ecolab, Inc.	614,683
830,350		Huabao International Holdings Ltd.	1,059,522
3,809,820		Lee & Man Paper Manufacturing Ltd.	2,793,292
29,200		Newmont Mining Corp.	1,802,808
824,500		Nine Dragons Paper Holdings Ltd.	1,114,451
9,600		Praxair, Inc.	729,504
57,600	[1]	STR Holdings, Inc.	1,082,880
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
27,300		Sociedad Quimica Y Minera de Chile, ADR	890,253
30,686	[4]	United States Steel Corp.	1,182,945
607,500	[1]	Yingde Gases Group Co.	599,270
		TOTAL	13,465,229
		Telecommunication Services – 1.8%
46,700	[1]	Cbeyond Communications, Inc.	583,750
27,300		NTELOS Holdings Corp.	469,560
25,850	[1]	Neutral Tandem, Inc.	290,812
94,000	[1]	TW Telecom, Inc.	1,567,920
		TOTAL	2,912,042
		Utilities – 1.0%
2,772	[1],5	BF Investment Ltd.	8,934
2,772	[1]	BF Utilities Ltd.	41,602
54,600	[1,2,3]	EDP Renovaveis SA	320,408
23,700		ITC Holdings Corp.	1,253,967
		TOTAL	1,624,911
		TOTAL COMMON STOCKS (IDENTIFIED COST $141,971,755)	161,669,299
		WARRANTS – 0.1%
		Health Care – 0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	12,946
1,900	[1]	Clinical Data, Inc., Warrants	16
17,387	[1]	Corcept Therapeutics, Inc., Warrants	33,049
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	2,396
71,998	[1]	Dynavax Technologies Corp., Warrants	129,525
4,658	[1]	Favrille, Inc., Warrants	0
12,443	[1]	Favrille, Inc., Warrants	0
288	[1]	IntelliPharmaCeutics International, Inc., Warrants	52
2,350	[1]	Pharmacopeia, Inc., Warrants	6
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	25,190
		TOTAL WARRANTS (IDENTIFIED COST $17,972)	203,180
		Corporate Bonds – 0.2%
		Financials – 0.0%
$8,000	[2,3]	National Financial Partners Corp., Conv. Bond, 4.00%, 6/15/2017	7,601
		Health Care – 0.2%
330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	331,291
		Information Technology – 0.0%
265,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	39,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $673,140)	378,642
		PREFERRED STOCKS – 0.1%
		Consumer Discretionary – 0.1%
122	[2,3]	Lodgenet Entertainment, Conv. Pfd., Series B, $25.00, Annual Dividend (IDENTIFIED COST $122,000)	147,008
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	Repurchase Agreements – 9.0%
$4,237,000	Interest in $7,945,000,000 joint repurchase agreement 0.04%, dated 6/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,945,008,828 on 7/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,147,202,845.	4,237,000
10,245,000	Interest in $7,945,000,000 joint repurchase agreement 0.04%, dated 6/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,945,008,828 on 7/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,147,202,845 (purchased with proceeds from securities lending collateral).	10,245,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	14,482,000
	TOTAL INVESTMENTS — 109.4% (IDENTIFIED COST $157,266,867)[6]	176,880,129
	OTHER ASSETS AND LIABILITIES - NET — (9.4)%[7]	(15,263,265)
	TOTAL NET ASSETS — 100%	$161,616,864

At June 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/1/2010	109,994 Brazilian Real	$60,989	$(51)
7/2/2010	2,981 Euro	$3,653	$(8)
7/2/2010	10,605 Pound Sterling	$15,858	$(13)
7/2/2010	15,751 Pound Sterling	$23,580	$(45)
7/2/2010	811,625 Hong Kong Dollar	$104,260	$(31)
Contracts Sold:
7/2/2010	63,242 Brazilian Real	$35,074	$37
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(111)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $765,675, which represented 0.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2010, these liquid restricted securities amounted to $765,675, which represented 0.5% of total net assets.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost for federal tax purposes amounts to $156,825,354.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$110,012,342	$ —	$ —	$110,012,342
International	32,576,604[1]	19,071,419[2]	8,934	51,656,957
Preferred Stock
Domestic	—	147,008	—	147,008
Debt Securities:
Corporate Bonds	—	378,642	—	378,642
Warrants	—	203,180	—	203,180
Repurchase Agreements	—	14,482,000	—	14,482,000
TOTAL SECURITIES	$142,588,946	$34,282,249	$8,934	$176,880,129
OTHER FINANCIAL INSTRUMENTS*	$(111)	$ —	$ —	$(111)
1	Includes $7,973,848 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.
2	Includes $498,293 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data.
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Domestic Equity Securities	Investments in International Equity Securities	Investments in Warrants
Balance as of January 1, 2010	$122,203	$ —	$30,906
Change in unrealized appreciation	—	8,934	(28,731)
Net purchases (sales)	—	—	(2,175)
Transfers in and/or out of Level 3	(122,203)[3]	—	—
Balance as of June 30, 2010	$ —	$8,934	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at June 30, 2010.	$ —	$8,934	$ —
3	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $9,702,587 of securities loaned (identified cost $157,266,867)		$176,880,129
Cash		510
Cash denominated in foreign currencies (identified cost $92,842)		91,237
Income receivable		281,396
Receivable for investments sold		1,037,009
Receivable for shares sold		144,437
TOTAL ASSETS		178,434,718
Liabilities:
Payable for investments purchased	$369,699
Payable for shares redeemed	6,147,845
Payable for foreign exchange contracts	111
Payable for collateral due to broker for securities lending	10,245,000
Payable for capital gains taxes withheld	26,269
Payable for distribution services fee (Note 5)	20,736
Accrued expenses	8,194
TOTAL LIABILITIES		16,817,854
Net assets for 13,641,576 shares outstanding		$161,616,864
Net Assets Consist of:
Paid-in capital		$161,209,478
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		19,612,592
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions		(18,748,109)
Distributions in excess of net investment income (loss)		(457,097)
TOTAL NET ASSETS		$161,616,864
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
($60,142,570 ÷ 5,031,115 shares outstanding), no par value, unlimited shares authorized		$11.95
Service Shares:
($101,474,294 ÷ 8,610,461 shares outstanding), no par value, unlimited shares authorized		$11.79

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $12,852)			$1,200,776
Interest (including income on securities loaned of $6,657)			36,943
TOTAL INCOME			1,237,719
Expenses:
Investment adviser fee (Note 5)		$1,257,123
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		71,061
Transfer and dividend disbursing agent fees and expenses		18,919
Directors'/Trustees' fees		872
Auditing fees		13,513
Legal fees		2,767
Portfolio accounting fees		37,335
Distribution services fee — Service Shares (Note 5)		132,650
Printing and postage		37,879
Insurance premiums		2,221
Miscellaneous		2,523
TOTAL EXPENSES		1,671,083
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(167,904)
Waiver of administrative personnel and services fee (Note 5)	(16,474)
Waiver of distribution services fee — Service Shares (Note 5)	(1,100)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,075)
TOTAL WAIVERS AND REDUCTION		(186,553)
Net expenses			1,484,530
Net investment income (loss)			(246,811)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,102,022
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(11,715,142)
Net realized and unrealized loss on investments and foreign currency transactions			(9,613,120)
Change in net assets resulting from operations			$(9,859,931)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(246,811)	$(198,903)
Net realized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	2,102,022	(9,809,978)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(11,715,142)	40,702,911
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,859,931)	30,694,030
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(60,494)	—
Share Transactions:
Proceeds from sale of shares	29,627,345	58,299,654
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II	17,390,831	—
Net asset value of shares issued to shareholders in payment of distributions declared	60,494	—
Cost of shares redeemed	(35,612,815)	(28,690,020)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,465,855	29,609,634
Change in net assets	1,545,430	60,303,664
Net Assets:
Beginning of period	160,071,434	99,767,770
End of period (including distributions in excess of net investment income of $(457,097) and $(149,792), respectively)	$161,616,864	$160,071,434

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Mid Cap Growth Strategies Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios managed by Federated Equity Management Company of Pennsylvania with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended June 30, 2010, are as follows:

Net investment income (loss)*	$(261,734)
Net realized and unrealized loss on investments	$(8,971,312)
Net decrease in net assets resulting from operations	$(9,233,046)
*	Net investment income (loss) includes $8,590 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of June 30, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,330,624	$17,390,831	$658,483	$181,843,185	$199,234,016
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

At June 30, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized.

At June 30, 2010, the Fund had no outstanding short sales.

Option Contracts

The Fund may buy or sell put and call options to maintain flexibility, produce income or hedge. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Semi-Annual Shareholder Report

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$9,702,587	$10,245,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Payable for foreign exchange contracts	$111

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(1,970)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2010		Year Ended 12/31/2009
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	369,196	$4,701,324	3,100,834	$36,875,967
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II	1,330,624	17,390,831	—	—
Shares issued to shareholders in payment of distributions declared	4,646	60,494	—	—
Shares redeemed	(1,851,988)	(23,516,894)	(1,757,893)	(18,980,940)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(147,522)	$(1,364,245)	1,342,941	$17,895,027
Semi-Annual Shareholder Report

	Six Months Ended 6/30/2010		Year Ended 12/31/2009
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,035,818	$24,926,021	2,024,452	$21,423,687
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(967,662)	(12,095,921)	(899,717)	(9,709,080)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,068,156	$12,830,100	1,124,735	$11,714,607
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	920,634	$11,465,855	2,467,676	$29,609,634

4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $156,825,354. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $20,054,775. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,829,769 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,774,994.

At December 31, 2009, the Fund had a capital loss carryforward of $22,730,383 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$843,309
2016	$12,238,604
2017	$9,648,470

As a result of the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II, the utilization of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the Adviser voluntarily waived $167,904 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2010, the Sub-Adviser earned a fee of $1,036,575.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the net fee paid to FAS was 0.088% of average daily net assets of the Fund. FAS waived $16,474 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, FSC voluntarily waived $1,100 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2010, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2010, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended June 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $256,918 and $516,275, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2010, the Fund's expenses were reduced by $1,075 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2010, were as follows:

Purchases	$62,566,669
Sales	$45,496,663
Semi-Annual Shareholder Report

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	68.5%
Brazil	11.0%
Ireland	4.4%
India	4.2%
Cayman Islands	3.7%
Canada	1.4%
Spain	1.4%
Luxembourg	0.9%
Bermuda	0.7%
Hong Kong	0.7%
Israel	0.7%
Chile	0.5%
Singapore	0.5%
United Kingdom	0.5%
France	0.2%
Indonesia	0.2%
Italy	0.2%
Mexico	0.2%
China	0.1%
Netherlands Antilles	0.1%
Philippines	0.1%
Switzerland	0.1%
Taiwan	0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

Semi-Annual Shareholder Report

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Kaufmann Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Semi-Annual Shareholder Report

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

27619 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.005	0.025	0.047	0.044	0.027
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.005	0.025	0.047	0.044	0.027
Less Distributions:
Distributions from net investment income	—	(0.005)	(0.025)	(0.047)	(0.044)	(0.027)
Distributions from net realized gain on investments	—	(0.000)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	—	(0.005)	(0.025)	(0.047)	(0.044)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.45%	2.54%	4.78%	4.52%	2.70%
Ratios to Average Net Assets:
Net expenses	0.38%[5]	0.65%	0.67%	0.65%	0.65%	0.65%
Net investment income	0.00%[5]	0.48%	2.51%	4.68%	4.45%	2.65%
Expense waiver/reimbursement[6]	0.27%[5]	0.17%	0.11%	0.17%	0.25%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$246,594	$80,265	$106,829	$95,699	$74,623	$73,929
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1], 2
Actual	$1,000	$1,000.00	$1.88
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.91	$1.91
1	Expenses are equal to the Fund's annualized net expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 0.67% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.32 and $3.36, respectively.
Semi-Annual Shareholder Report
2

Portfolio of Investments Summary Tables (unaudited)

At June 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	43.9%
Bank Instruments	29.2%
Variable Rate Demand Instruments	22.9%
Repurchase Agreements	4.1%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%

At June 30, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.0%[4]
8-30 Days	32.2%
31-90 Days	36.5%
91-180 Days	2.0%
181 Days or more	3.4%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 14.1% of the Fund's portfolio.
Semi-Annual Shareholder Report
3

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.6%
		Finance - Automotive – 3.6%
$2,433,794		AmeriCredit Automobile Receivables Trust 2010-1, Class A1, 0.296%, 2/15/2011	2,433,794
5,565,113	[1,2]	Chrysler Financial Lease Trust 2010-A, Class A1, 0.377%, 3/15/2011	5,565,113
1,006,033	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	1,006,033
		TOTAL ASSET-BACKED SECURITIES	9,004,940
		Certificates of Deposit – 29.2%
		Finance - Banking – 29.2%
5,000,000		BNP Paribas SA, 0.650%, 9/13/2010	5,000,000
7,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.270%, 7/6/2010	7,000,005
3,000,000		Bank of Montreal, 0.347%, 7/28/2010	3,000,000
8,000,000		Bank of Nova Scotia, Toronto, 0.450%, 8/6/2010	8,000,000
12,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.450% - 0.600%, 8/10/2010 - 9/8/2010	12,500,000
5,000,000		Bayerische Landesbank, 0.750%, 7/27/2010 - 7/30/2010	5,000,000
12,500,000		Credit Agricole Corporate and Investment Bank, 0.330% - 0.650%, 8/2/2010 - 9/16/2010	12,500,000
4,000,000		Landesbank Baden-Wurttemberg, 0.520% - 0.600%, 8/6/2010 - 8/16/2010	4,000,000
12,000,000		Mizuho Corporate Bank Ltd., 0.500%, 9/22/2010 - 10/1/2010	12,000,000
1,000,000		Natixis, 0.400%, 7/14/2010	1,000,000
2,000,000		State Street Bank and Trust Co., 0.750%, 12/6/2010	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	72,000,005
		Collateralized Loan Agreements – 14.6%
		Finance - Banking – 14.6%
9,000,000		Banc of America Securities LLC, 0.395%, 7/1/2010	9,000,000
5,000,000		Barclays Capital, Inc., 0.456%, 7/26/2010	5,000,000
8,000,000		Citigroup Global Markets, Inc., 0.517%, 7/1/2010	8,000,000
2,000,000		Credit Suisse First Boston LLC, 0.304%, 7/6/2010	2,000,000
7,000,000		Deutsche Bank Securities, Inc., 0.507%, 8/6/2010	7,000,000
5,000,000		J.P. Morgan Securities, Inc., 0.710%, 9/22/2010	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	36,000,000
		Commercial Paper – 17.9%;3
		Aerospace/Auto – 3.7%
2,500,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.551%, 8/5/2010 - 8/20/2010	2,498,319
6,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.340%, 7/9/2010 - 7/13/2010	5,999,471
780,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.380% - 0.581%, 7/8/2010 - 8/23/2010	779,568
		TOTAL	9,277,358
		Finance - Automotive – 0.4%
1,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.602%, 7/9/2010	999,867
		Finance - Banking – 7.7%
10,000,000	[1,2]	Clipper Receivables Company LLC, 0.290% - 0.451%, 7/16/2010 - 8/23/2010	9,996,083
4,000,000	[1,2]	Grampian Funding LLC, 0.400%, 7/6/2010 - 7/9/2010	3,999,745
5,000,000		ING (U.S.) Funding LLC, 0.250%, 7/1/2010	5,000,000
		TOTAL	18,995,828
		Finance - Commercial – 5.7%
5,000,000	[1,2]	Starbird Funding Corp., 0.551%, 9/7/2010	4,994,805
9,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500%, 7/19/2010 - 7/23/2010	8,997,639
		TOTAL	13,992,444
		Food & Beverage – 0.4%
1,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.400%, 7/28/2010	999,700
		TOTAL COMMERCIAL PAPER	44,265,197
Semi-Annual Shareholder Report
4

Principal Amount		Value
	Corporate Bonds – 1.3%
	Finance - Commercial – 1.3%
$3,000,000	General Electric Capital Corp., 5.500%, 4/28/2011	3,118,012
	Government Agency – 2.4%
	Government Agency – 2.4%
6,000,000	Federal Home Loan Bank System, 0.400% - 0.600%, 12/27/2010 - 4/18/2011	6,000,000
	Loan Participation – 4.1%
	Chemicals – 4.1%
10,000,000	DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 7/28/2010	10,000,000
	Notes - Variable – 22.9%;4
	Chemicals – 1.0%
400,000	Louisiana Public Facilities Authority, (Series 2007A), 0.480%, 7/1/2010	400,000
2,000,000	Louisiana Public Facilities Authority, (Series 2008C), 0.460%, 7/1/2010	2,000,000
	TOTAL	2,400,000
	Finance - Banking – 17.8%
10,000,000	Australia & New Zealand Banking Group, Melbourne, 0.372%, 7/28/2010	10,000,000
5,000,000	Canadian Imperial Bank of Commerce, 0.420%, 7/19/2010	5,000,000
3,500,000	Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.350%, 7/1/2010	3,500,000
300,000	Illinois Finance Authority, (Series 2009D-1), (Bank of America N.A. LOC), 0.120%, 7/1/2010	300,000
7,000,000	JPMorgan Chase Bank, N.A., 0.347%, 7/28/2010	7,000,000
270,000	Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 — B), (Fulton Bank LOC), 2.100%, 7/1/2010	270,000
1,540,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.780%, 7/2/2010	1,540,000
1,000,000	New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.500%, 7/7/2010	1,000,000
1,000,000	New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.530%, 7/7/2010	1,000,000
2,200,000	Opelika IDA, (Series 1998-A), (Regions Bank, Alabama LOC), 2.000%, 7/1/2010	2,200,000
5,000,000	Societe Generale, Paris, 0.369%, 6/30/2010	5,000,000
3,000,000	Toronto Dominion Bank, 0.351%, 7/6/2010	3,000,000
4,000,000	Westpac Banking Corp. Ltd., Sydney, 0.391% - 0.400%, 7/6/2010 - 7/12/2010	4,000,000
	TOTAL	43,810,000
	Finance - Commercial – 3.7%
9,192,000	General Electric Capital Corp., 0.405% - 0.645%, 7/21/2010 - 8/20/2010	9,193,847
	Government Agency – 0.4%
985,000	Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.390%, 7/1/2010	985,000
	TOTAL NOTES - VARIABLE	56,388,847
	Repurchase Agreements – 4.1%
6,018,000	Interest in $7,945,000,000 joint repurchase agreement 0.04%, dated 6/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,945,008,828 on 7/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,147,202,845.	6,018,000
4,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.02%, dated 6/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,500,000,833 on 7/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2015 and the market value of those underlying securities was $1,530,003,842.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	10,018,000
	TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	246,795,001
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(201,487)
	TOTAL NET ASSETS — 100%	$246,593,514
Semi-Annual Shareholder Report
5

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $38,837,005, which represented 15.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2010, these liquid restricted securities amounted to $38,837,005, which represented 15.7% of total net assets.
3	Discount rate at time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$246,795,001
Income receivable		98,093
Receivable for shares sold		118,421
TOTAL ASSETS		247,011,515
Liabilities:
Payable for shares redeemed	$10,005
Bank overdraft	389,681
Payable for investment adviser fee (Note 4)	15,591
Accrued expenses	2,724
TOTAL LIABILITIES		418,001
Net assets for 246,591,555 shares outstanding		$246,593,514
Net Assets Consist of:
Paid-in capital		$246,591,103
Accumulated net realized gain on investments		110
Undistributed net investment income		2,301
TOTAL NET ASSETS		$246,593,514
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$246,593,514 ÷ 246,591,555 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Statement of Operations

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Interest			$399,013
Expenses:
Investment adviser fee (Note 4)		$531,651
Administrative personnel and services fee (Note 4)		82,987
Custodian fees		8,804
Transfer and dividend disbursing agent fees and expenses		8,099
Directors'/Trustees' fees		585
Auditing fees		9,917
Legal fees		2,848
Portfolio accounting fees		27,558
Printing and postage		15,513
Insurance premiums		2,135
Miscellaneous		225
TOTAL EXPENSES		690,322
Waivers (Note 4):
Waiver of investment adviser fee	$(289,239)
Waiver of administrative personnel and services fee	(2,070)
TOTAL WAIVERS		(291,309)
Net expenses			399,013
Net investment income			—
Net realized gain on investments			103
Change in net assets resulting from operations			$103

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$462,658
Net realized gain on investments	103	204
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	103	462,862
Distributions to Shareholders:
Distributions from net investment income	—	(460,764)
Distributions from net realized gain on investments	—	(2,542)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(463,306)
Share Transactions:
Proceeds from sale of shares	225,637,785	52,817,596
Net asset value of shares issued to shareholders in payment of distributions declared	—	463,323
Cost of shares redeemed	(59,308,928)	(79,845,205)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	166,328,857	(26,564,286)
Change in net assets	166,328,960	(26,564,730)
Net Assets:
Beginning of period	80,264,554	106,829,284
End of period (including undistributed net investment income of $2,301 and $2,301, respectively)	$246,593,514	$80,264,554

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Notes to Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Prime Money Market Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report
10

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2010	Year Ended 12/31/2009
Shares sold	225,637,785	52,817,596
Shares issued to shareholders in payment of distributions declared	—	463,323
Shares redeemed	(59,308,928)	(79,845,205)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	166,328,857	(26,564,286)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the Adviser voluntarily waived $289,239 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,070 of its fee.

Interfund Transactions

During the six months ended June 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $400,000 and $0, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.67% (the “Fee Limit”) through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report
11

5. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
12

Evaluation and Approval of Advisory Contract - May 2010

Federated Prime Money Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report
13

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report
14

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
15

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
16

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
17

Federated Prime Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916504

G00433-05 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$11.20	$10.00	$11.34	$11.29	$11.30	$11.67
Income From Investment Operations:
Net investment income[2]	0.26	0.53	0.54	0.52	0.49	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	0.30	1.37	(1.32)	0.07	(0.04)	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	0.56	1.90	(0.78)	0.59	0.45	0.14
Less Distributions:
Distributions from net investment income	(0.57)	(0.70)	(0.56)	(0.54)	(0.46)	(0.44)
Distributions from net realized gain on investments	—	—	—	—	—	(0.07)
TOTAL DISTRIBUTIONS	(0.57)	(0.70)	(0.56)	(0.54)	(0.46)	(0.51)
Net Asset Value, End of Period	$11.19	$11.20	$10.00	$11.34	$11.29	$11.30
Total Return[3]	5.12%	20.43%	(7.29)%	5.38%	4.15%	1.30%
Ratios to Average Net Assets:
Net expenses	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	4.75%[4]	5.12%	4.99%	4.68%	4.43%	3.87%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.04%	0.06%	0.04%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$225,511	$230,850	$224,203	$365,332	$390,738	$480,859
Portfolio turnover	18%	32%	35%	23%	64%	43%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$11.15	$9.95	$11.29	$11.24	$11.25	$11.63
Income From Investment Operations:
Net investment income[2]	0.25	0.50	0.51	0.49	0.46	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.29	1.37	(1.32)	0.07	(0.04)	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.54	1.87	(0.81)	0.56	0.42	0.10
Less Distributions:
Distributions from net investment income	(0.54)	(0.67)	(0.53)	(0.51)	(0.43)	(0.41)
Distributions from net realized gain on investments	—	—	—	—	—	(0.07)
TOTAL DISTRIBUTIONS	(0.54)	(0.67)	(0.53)	(0.51)	(0.43)	(0.48)
Net Asset Value, End of Period	$11.15	$11.15	$9.95	$11.29	$11.24	$11.25
Total Return[3]	4.99%	20.15%	(7.55)%	5.14%	3.92%	0.99%
Ratios to Average Net Assets:
Net expenses	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	4.50%[4]	4.86%	4.78%	4.43%	4.18%	3.62%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.04%	0.06%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,857	$69,338	$63,177	$77,282	$75,850	$72,996
Portfolio turnover	18%	32%	35%	23%	64%	43%
1	Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,051.20	$3.56
Service Shares	$1,000	$1,049.90	$4.83
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.32	$3.51
Service Shares	$1,000	$1,020.08	$4.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.70%
Service Shares	0.95%
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At June 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	98.0%
U.S. Treasury and Agency Securities[2]	0.3%
Foreign Government Debt Securities	0.2%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[5]	(0.3)%
Cash Equivalents[6]	0.4%
Other Assets and Liabilities — Net[7]	1.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount			Value
		Corporate Bonds – 98.0%
		Basic Industry - Chemicals – 2.5%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	2,136,373
320,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	375,084
300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	324,289
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	850,181
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	431,679
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,368,300
1,030,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,098,137
680,000		Sherwin-Williams Co., 3.125%, 12/15/2014	707,890
		TOTAL	7,291,933
		Basic Industry - Metals & Mining – 4.4%
300,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	311,163
760,000		ArcelorMittal, 6.125%, 6/1/2018	796,749
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,633,155
940,000		Barrick Gold Corp., 6.95%, 4/1/2019	1,131,022
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,885,367
1,435,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,567,800
435,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	496,295
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,215,238
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,606,526
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	1,090,856
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,251,515
		TOTAL	12,985,686
		Basic Industry - Paper – 1.1%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	709,955
450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	526,410
400,000		Westvaco Corp., 7.65%, 3/15/2027	419,458
1,500,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,564,686
		TOTAL	3,220,509
		Capital Goods - Aerospace & Defense – 0.9%
1,000,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	1,042,482
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	513,750
690,000		Goodrich Corp., 4.875%, 3/1/2020	741,030
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	410,086
		TOTAL	2,707,348
		Capital Goods - Building Materials – 0.5%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	604,749
720,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	739,706
		TOTAL	1,344,455
		Capital Goods - Diversified Manufacturing – 4.4%
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	384,840
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,583,550
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,170,574
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,478,525
1,118,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	1,226,045
500,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	591,513
1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,398,334
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,468,807
Semi-Annual Shareholder Report
5

Principal Amount			Value
$400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	432,539
1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,136,805
1,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	1,065,455
		TOTAL	12,936,987
		Capital Goods - Environmental – 0.5%
770,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	833,884
575,000		Waste Management, Inc., 7.375%, 3/11/2019	699,528
		TOTAL	1,533,412
		Communications - Media & Cable – 0.6%
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,589,611
		Communications - Media Noncable – 1.1%
250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	260,576
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,769,575
1,100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,116,081
		TOTAL	3,146,232
		Communications - Telecom Wireless – 3.0%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,484,204
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,775,354
2,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,466,051
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	765,265
1,295,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,429,001
		TOTAL	8,919,875
		Communications - Telecom Wirelines – 3.0%
280,000		AT&T, Inc., 6.70%, 11/15/2013	325,726
1,000,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	981,696
1,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,075,854
1,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,081,231
1,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	1,188,485
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	279,063
860,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	924,182
1,600,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,827,652
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,167,661
		TOTAL	8,851,550
		Consumer Cyclical - Automotive – 2.2%
1,910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	2,037,739
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	837,565
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,062,483
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	537,194
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	1,924,012
		TOTAL	6,398,993
		Consumer Cyclical - Entertainment – 1.7%
1,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,040,837
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,354,426
1,890,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	1,979,849
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	527,043
		TOTAL	4,902,155
		Consumer Cyclical - Lodging – 0.3%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	903,908
		Consumer Cyclical - Retailers – 1.5%
1,150,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,287,488
Semi-Annual Shareholder Report
6

Principal Amount			Value
$1,613,484	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,625,320
935,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,041,096
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	533,975
		TOTAL	4,487,879
		Consumer Cyclical - Services – 0.1%
250,000		Boston University, 7.625%, 7/15/2097	295,373
		Consumer Non-Cyclical - Food/Beverage – 2.3%
450,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	488,822
900,000	[1,2]	Coca-Cola Femsa S.A.B de C.V., 4.625%, 2/15/2020	933,158
361,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	424,367
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,320,169
3,000,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	3,212,336
450,000		Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	493,411
		TOTAL	6,872,263
		Consumer Non-Cyclical - Health Care – 1.7%
750,000		Boston Scientific Corp., 7.375%, 1/15/2040	763,624
1,498,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	1,524,958
910,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	931,001
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	373,059
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,437,610
		TOTAL	5,030,252
		Consumer Non-Cyclical - Products – 1.3%
330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	348,188
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	529,250
1,350,000		Philips Electronics NV, 4.625%, 3/11/2013	1,451,028
610,000		Whirlpool Corp., 5.50%, 3/1/2013	653,907
870,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	952,290
		TOTAL	3,934,663
		Consumer Non-Cyclical - Supermarkets – 0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	738,941
		Consumer Non-Cyclical - Tobacco – 0.6%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,649,055
		Energy - Independent – 3.2%
2,680,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	2,926,406
1,520,000	[1,2]	Petroleos Mexicanos, Note, Series 144A, 6.00%, 3/5/2020	1,595,533
2,870,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	2,977,254
630,318	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	652,379
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	522,390
595,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	710,889
		TOTAL	9,384,851
		Energy - Integrated – 1.8%
1,910,000		Hess Corp., 7.00%, 2/15/2014	2,188,638
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,500,380
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	1,078,945
544,635	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	556,917
		TOTAL	5,324,880
		Energy - Oil Field Services – 0.7%
400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	490,307
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,554,020
		TOTAL	2,044,327
Semi-Annual Shareholder Report
7

Principal Amount			Value
		Energy - Refining – 0.6%
$240,000		Valero Energy Corp., 9.375%, 3/15/2019	291,502
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,516,188
		TOTAL	1,807,690
		Financial Institution - Banking – 14.5%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,633,222
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,013,908
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	2,109,781
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,355,000
2,030,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,252,135
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,407,740
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,087,150
725,000		Capital One Capital V, 10.25%, 8/15/2039	769,406
500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	525,018
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,447,946
2,020,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	2,134,374
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,450,323
4,300,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,594,464
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,284,700
2,520,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	2,495,388
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	837,612
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,103,372
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	836,973
450,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	470,528
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	435,740
630,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	680,307
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,624,084
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,455,020
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,191,228
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,927,641
		TOTAL	43,123,060
		Financial Institution - Brokerage – 7.7%
4,480,000		BlackRock, Inc., 6.25%, 9/15/2017	5,178,970
510,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	519,336
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	935,199
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	955,439
1,750,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	1,844,302
3,000,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,502,854
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	367,830
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	791,786
680,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	702,249
800,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	804,625
635,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	641,528
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,176,635
2,290,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	463,725
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	759,234
690,000		Nuveen Investments, 5.00%, 9/15/2010	691,725
690,000		Nuveen Investments, 5.50%, 9/15/2015	500,250
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,431,780
1,225,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,275,975
		TOTAL	22,543,442
Semi-Annual Shareholder Report
8

Principal Amount			Value
		Financial Institution - Finance Noncaptive – 6.5%
$1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	1,234,995
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	1,078,063
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	1,945,000
1,200,000		Discover Bank, Sub., 8.70%, 11/18/2019	1,335,277
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,857,968
1,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	1,102,081
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	3,751,000
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	710,875
2,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,269,313
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,020,000
450,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	512,850
1,400,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,505,884
		TOTAL	19,323,306
		Financial Institution - Insurance - Health – 1.1%
5,000		Aetna US Healthcare, 5.75%, 6/15/2011	5,208
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	1,260,811
555,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	623,145
1,130,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,347,459
		TOTAL	3,236,623
		Financial Institution - Insurance - Life – 3.4%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,033,382
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	601,587
390,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	469,617
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	372,346
500,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	584,130
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,403,163
570,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	611,263
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	343,614
1,260,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,337,071
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	890,151
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	518,703
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	1,602,650
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	242,328
		TOTAL	10,010,005
		Financial Institution - Insurance - P&C – 3.9%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,438,956
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,510,472
330,000		CNA Financial Corp., 6.50%, 8/15/2016	346,364
100,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	111,517
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,224,599
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,289,747
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	131,054
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	664,828
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	414,639
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,450,150
		TOTAL	11,582,326
		Financial Institution - REITs – 3.9%
640,000		AMB Property LP, 6.30%, 6/1/2013	693,511
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,290,764
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	907,376
Semi-Annual Shareholder Report
9

Principal Amount			Value
$200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	208,768
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	995,622
850,000		Liberty Property LP, 6.625%, 10/1/2017	915,827
630,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	591,361
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,571,691
250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	258,823
450,000		Prologis, Sr. Note, 6.875%, 3/15/2020	426,354
1,260,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,338,862
1,300,000		Simon Property Group, Inc., 6.35%, 8/28/2012	1,406,696
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	733,485
		TOTAL	11,339,140
		Municipal Services – 0.8%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	794,420
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,629,276
		TOTAL	2,423,696
		Sovereign – 0.3%
900,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	941,625
		Technology – 3.3%
1,120,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,153,498
700,000		BMC Software, Inc., 7.25%, 6/1/2018	834,179
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	737,942
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,751,752
1,085,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,245,069
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,383,525
515,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	519,513
		TOTAL	9,625,478
		Transportation - Airlines – 0.0%
4,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,256
		Transportation - Railroads – 1.0%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	2,214,682
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	498,573
153,379		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	187,002
		TOTAL	2,900,257
		Transportation - Services – 0.7%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,901,100
		Utility - Electric – 6.6%
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	927,133
1,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,287,104
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,019,478
1,140,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,277,569
610,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	614,991
620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	766,721
570,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	597,306
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	818,455
1,900,064	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,138,222
420,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	485,100
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,872,838
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	711,048
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,217,171
550,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	557,025
Semi-Annual Shareholder Report
10

Principal Amount			Value
$1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,603,807
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	522,706
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	240,428
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,738,086
		TOTAL	19,395,188
		Utility - Natural Gas Distributor – 0.3%
750,000		Atmos Energy Corp., 5.125%, 1/15/2013	806,063
		Utility - Natural Gas Pipelines – 3.7%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	1,073,077
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,029,506
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,062,976
1,670,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	2,016,510
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,609,166
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,138,315
		TOTAL	10,929,550
		TOTAL CORPORATE BONDS (IDENTIFIED COST $275,999,824)	288,387,943
		Governments/Agencies – 0.2%
		Sovereign – 0.2%
500,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $504,337)	515,232
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
3,669		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	4,211
3,869		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	4,169
		TOTAL	8,380
		Government National Mortgage Association – 0.0%
2,225		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,538
6,663		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,637
		TOTAL	10,175
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,383)	18,555
		U.S. Treasury – 0.3%
		U.S. Treasury Bills – 0.3%;6
500,000	[7]	United States Treasury Bill, 0.130%, 7/1/2010	500,000
500,000		United States Treasury Bill, 0.150%, 7/29/2010	499,942
		TOTAL U.S. TREASURY (IDENTIFIED COST $999,941)	999,942
		Repurchase Agreement – 0.4%
1,260,000		Interest in $7,945,000,000 joint repurchase agreement 0.04%, dated 6/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,945,008,828 on 7/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,147,202,845. (AT COST)	1,260,000
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $278,780,485)[8]	291,181,672
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[9]	3,185,731
		TOTAL NET ASSETS — 100%	$294,367,403
Semi-Annual Shareholder Report
11

At June 30, 2010, the Fund had the following outstanding futures contracts:
	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S. Treasury Bonds 30-Year Short Futures	365	$46,537,500	September 2010	$(833,367)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $60,572,932, which represented 20.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2010, these liquid restricted securities amounted to $59,289,767, which represented 20.1% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Discount rate at time of purchase.
7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$288,387,943	$ —	$288,387,943
Governments/Agencies	—	515,232	—	515,232
Mortgage-Backed Securities	—	18,555	—	18,555
U.S. Treasury	—	999,942	—	999,942
Repurchase Agreement	—	1,260,000	—	1,260,000
TOTAL SECURITIES	$ —	$291,181,672	$ —	$291,181,672
OTHER FINANCIAL INSTRUMENTS*	$(833,367)	$ —	$ —	$(833,367)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $278,780,485)		$291,181,672
Cash		491
Restricted cash (Note 2)		460,695
Income receivable		3,989,938
Receivable for shares sold		80,082
TOTAL ASSETS		295,712,878
Liabilities:
Payable for investments purchased	$835,172
Payable for shares redeemed	287,209
Payable for daily variation margin	130,771
Payable for Directors'/Trustees' fees	355
Payable for distribution services fee (Note 5)	14,114
Payable for printing and postage	49,634
Accrued expenses	28,220
TOTAL LIABILITIES		1,345,475
Net assets for 26,333,256 shares outstanding		$294,367,403
Net Assets Consist of:
Paid-in capital		$288,575,660
Net unrealized appreciation of investments and futures contracts		11,567,820
Accumulated net realized loss on investments and futures contracts		(12,751,813)
Undistributed net investment income		6,975,736
TOTAL NET ASSETS		$294,367,403
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$225,510,529 ÷ 20,158,255 shares outstanding, no par value, unlimited shares authorized		$11.19
Service Shares:
$68,856,874 ÷ 6,175,001 shares outstanding, no par value, unlimited shares authorized		$11.15

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Statement of Operations

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Interest			$8,111,651
Expenses:
Investment adviser fee (Note 5)		$892,408
Administrative personnel and services fee (Note 5)		116,039
Custodian fees		7,344
Transfer and dividend disbursing agent fees and expenses		15,757
Directors'/Trustees' fees		775
Auditing fees		10,166
Legal fees		3,261
Portfolio accounting fees		57,145
Distribution services fee — Service Shares (Note 5)		86,693
Printing and postage		46,611
Insurance premiums		2,273
Miscellaneous		2,051
TOTAL EXPENSES		1,240,523
Waivers (Note 5):
Waiver of investment adviser fee	$(102,577)
Waiver of administrative personnel and services fee	(2,852)
Waiver of distribution services fee — Service Shares	(40)
TOTAL WAIVERS		(105,469)
Net expenses			1,135,054
Net investment income			6,976,597
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			3,023,951
Net realized loss on futures contracts			(2,810,818)
Net change in unrealized appreciation of investments			9,656,668
Net change in unrealized appreciation of futures contracts			(1,899,337)
Net realized and unrealized gain on investments and futures contracts			7,970,464
Change in net assets resulting from operations			$14,947,061

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,976,597	$14,784,318
Net realized gain (loss) on investments and futures contracts	213,133	(5,217,976)
Net change in unrealized appreciation/depreciation of investments and futures contracts	7,757,331	43,762,135
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,947,061	53,328,477
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(11,479,886)	(14,841,947)
Service Shares	(3,359,543)	(4,146,562)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,839,429)	(18,988,509)
Share Transactions:
Proceeds from sale of shares	13,923,377	42,874,906
Net asset value of shares issued to shareholders in payment of distributions declared	14,839,429	18,988,509
Cost of shares redeemed	(34,691,147)	(83,395,445)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,928,341)	(21,532,030)
Change in net assets	(5,820,709)	12,807,938
Net Assets:
Beginning of period	300,188,112	287,380,174
End of period (including undistributed net investment income of $6,975,736 and $14,838,568, respectively)	$294,367,403	$300,188,112

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Notes to Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report
16

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report
17

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,040,837
Union Central Life Ins Co, Note, 8.20%, 11/1/2026	5/14/1999 - 9/29/1999	$248,411	$242,328

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$833,367*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,810,818)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,899,337)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2010		Year Ended 12/31/2009
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	972,383	$10,866,684	3,379,300	$34,921,758
Shares issued to shareholders in payment of distributions declared	1,051,272	11,479,886	1,590,777	14,841,947
Shares redeemed	(2,485,973)	(27,737,118)	(6,777,436)	(69,694,144)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(462,318)	$(5,390,548)	(1,807,359)	$(19,930,439)
	Six Months Ended 6/30/2010		Year Ended 12/31/2009
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	271,873	$3,056,693	766,607	$7,953,148
Shares issued to shareholders in payment of distributions declared	308,498	3,359,543	445,388	4,146,562
Shares redeemed	(624,958)	(6,954,029)	(1,341,022)	(13,701,301)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(44,587)	$(537,793)	(129,027)	$(1,601,591)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(506,905)	$(5,928,341)	(1,936,386)	$(21,532,030)
Semi-Annual Shareholder Report
18

4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $278,780,485.The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,401,187. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,103,000 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,701,813.

At December 31, 2009, the Fund had a capital loss carryforward of $11,883,209 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$3,157,365
2016	$4,558,854
2017	$4,166,990

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the Adviser voluntarily waived $102,577 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,852 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2010, FSC voluntarily waived $40 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2010, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2010, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur the fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.00% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Semi-Annual Shareholder Report
19

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2010, were as follows:

Purchases	$51,781,247
Sales	$68,745,538

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
20

Evaluation and Approval of Advisory Contract - May 2010

Federated Quality Bond Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Semi-Annual Shareholder Report
21

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report
22

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
23

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
24

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
25

Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

G02590-01 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	August 5, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 5, 2010